Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.31%, 02/15/37
(a) (b)
................. EUR 100 $ 112,680
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.57%, 04/15/34
(a) (c)
........... USD 500 499,041
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.08%, 10/17/34
(a) (c)
................. 1,000 985,423
AMSR Trust
(c)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 595,332
Series 2020-SFR3, Class H, 6.50%, 09/17/37 100 99,202
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.72%, 12/17/29
(a) (c)
................. 1,150 1,138,448
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (c) (d) (e)
........... 500 62,887
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.69%, 07/18/37
(a) (c)
.......... 2,000 1,996,000
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (b)
................. EUR 100 109,983
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (b)
................. 100 109,181
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (b)
................. 100 111,117
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2R, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.97%, 07/20/37
(a) (c)
.......... USD 1,000 990,400
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.08%, 10/20/31
(a) (c)
........... 1,600 1,601,920
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.80%,
07/20/37
(a) (c)
...................... 2,000 2,002,205
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.96%,
10/15/37
(a) (c)
...................... 1,650 1,642,904
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.69%,
10/15/34
(a) (c)
...................... 3,500 3,500,000
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.53%, 01/19/38
(a) (c)
.......... 1,000 995,456
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.11%, 07/16/31
(a) (c)
........... 1,600 1,594,240
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (c) (d) (e)
....... 1,000 279,110
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 7.63%, 10/20/34
(a) (c)
...... 1,000 999,900
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.38%, 07/25/37
(a) (c)
........... 3,000 2,969,433
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class CR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.18%, 07/23/37
(a) (c)
...... 2,935 2,894,947
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2024-I Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.77%, 04/18/37
(a) (c)
........... USD 1,500 $ 1,501,840
CIFC Funding Ltd.
(a)(c)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.64%, 10/24/37 ................. 2,000 1,999,445
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 01/15/35 ................. 2,000 2,000,000
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/34 ...................... 1,750 1,746,681
Clover CLO LLC
(a)(c)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.72%, 04/20/37 ................. 500 498,371
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.65%, 07/15/37 ................. 1,250 1,249,925
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.83%,
01/25/35 ...................... 1,000 981,414
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.58%, 10/15/37
(a) (b)
................. EUR 100 109,863
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.63%, 01/23/38
(a) (b)
................. 120 133,662
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 7.54%, 04/20/38
(a) (c)
...... USD 1,000 1,000,000
Diameter Capital CLO 3 Ltd.
(a)(c)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.59%,
01/15/38 ...................... 2,500 2,498,476
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.96%,
01/15/38 ...................... 2,500 2,490,499
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.61%, 07/15/37
(a) (c)
...... 1,000 996,004
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.89%, 01/17/38
(a) (c)
........... 2,000 1,967,746
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.88%, 10/15/34
(a) (b)
.......... EUR 250 279,222
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(a) (c)
........... USD 1,150 1,136,677
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.93%, 11/22/31
(a) (c)
........... 2,500 2,502,680
Generate CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.81%, 07/20/37
(a) (c)
........... 1,750 1,751,897
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.89%, 04/22/37
(a) (c)
........... 1,000 1,001,392
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term SOFR
at 3.30% Floor + 3.30%), 7.58%, 04/25/36
(a) (c)
2,000 2,004,192
Greywolf CLO V Ltd., Series 2015-1A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.54%, 01/27/31
(a) (c)
........... 500 499,913

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.80%, 03/25/36
(a)
........... USD 52 $ 14,940
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
5.76%, 07/25/37
(a) (b)
................. EUR 110 121,716
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (b)
...................... 130 142,716
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 7.36%, 10/15/32
(a) (c)
. USD 1,000 992,988
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.52%, 08/15/37
(a) (c)
...... 2,500 2,489,000
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 5.00%, 05/25/37
(a)
. 650 536,807
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%), 6.02%,
01/20/35
(a) (c)
...................... 4,000 3,976,800
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.71%, 10/20/34
(a) (c)
........... 1,500 1,497,827
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.77%, 04/20/38
(a) (c)
2,000 1,963,619
Oaktree CLO Ltd., Series 2020-1A, Class ARR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.19%), 5.45%, 01/15/38
(a) (c)
........... 1,000 991,073
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 6.39%, 07/17/30
(a) (c)
250 248,948
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 8.37%, 07/20/37
(a) (c)
...... 1,000 1,009,193
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 8.27%, 10/20/36
(a) (c)
...... 2,000 2,019,288
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.82%, 02/20/38
(a) (c)
. 1,000 981,572
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.58%, 04/23/37
(a) (c)
...... 1,700 1,692,520
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.58%,
11/14/34 ...................... 500 498,790
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.97%,
11/15/36 ...................... 1,000 1,002,293
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
01/15/35 ...................... 1,750 1,744,895
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 5.69%,
10/15/34 ...................... 3,000 2,995,472
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
10/15/34 ...................... 1,400 1,395,916
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.47%,
10/15/34 ...................... 3,000 2,992,140
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.32%,
04/20/35 ...................... USD 1,500 $ 1,488,018
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.32%,
04/20/35 ...................... 1,000 1,000,580
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 2,000 2,000,000
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 7.59%, 10/30/34
(a) (c)
........... 1,500 1,486,206
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.52%, 01/15/35
(a) (c)
........... 1,000 995,981
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.68%, 04/20/34
(a) (c)
.......... 250 249,773
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/17/37
(a) (c)
........... 2,000 2,000,155
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.58%, 01/20/35
(a) (c)
...... 1,000 999,900
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (c)
...... 2,000 1,996,535
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.73%, 10/20/31
(a) (c)
........... 300 300,259
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/27
(a) (b)
.......... EUR 100 111,203
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.97%, 01/20/38
(a) (c)
........... USD 1,500 1,495,050
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 07/21/37
(a) (c)
........... 2,000 1,999,611
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.65%, 10/24/37
(a) (c)
...... 1,000 999,819
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.18%, 10/20/34
(a) (c)
...... 750 749,100
Sycamore Tree CLO Ltd.
(a)(c)
Series 2023-2A, Class DR, (3-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.77%,
01/20/37 ...................... 2,000 2,008,434
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.87%,
04/20/37 ...................... 1,000 1,002,690
Series 2025-6A, Class D1A, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.98%,
04/20/38 ...................... 2,000 1,965,830
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.48%, 04/20/34
(a) (c)
........... 500 498,548
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor +
3.01%), 7.29%, 01/29/32
(a) (c)
........... 1,000 1,001,900
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.67%, 04/15/33
(a) (c)
........... 500 500,539

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 7.98%, 04/25/37
(a) (c)
........... USD 300 $ 301,152
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.70%,
07/23/37 ...................... 2,000 2,000,000
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.08%,
07/23/37 ...................... 1,000 991,100
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.68%, 07/23/37 ................. 1,000 998,660
Series 2024-1A, Class D1, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%), 7.41%,
01/25/38 ...................... 2,000 1,945,148
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 189 263,028
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 7.43%, 04/20/31
(a) (c)
........... USD 500 501,325
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 7.27%, 07/18/37
(a) (c)
1,000 995,600
Total Asset-Backed Securities — 10 .0%
(Cost: $ 116,681,374 ) .............................. 115,794,365
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE .......................... 196 33,259
BAE Systems plc ..................... 97,387 2,257,687
Boeing Co. (The)
(e)
.................... 1,197 219,338
GE Aerospace ....................... 4,246 855,739
Hensoldt AG ........................ 2,342 181,432
L3Harris Technologies, Inc. .............. 2,251 495,265
RTX Corp. ......................... 3,430 432,626
Singapore Technologies Engineering Ltd. ..... 37,900 215,206
4,690,552
Automobile Components — 0.2%
Aptiv plc
(e)
.......................... 4,300 245,358
Bridgestone Corp. .................... 13,900 581,231
Cie Generale des Etablissements Michelin SCA 15,971 583,991
Lear Corp. ......................... 1,219 104,529
Magna International, Inc. ................ 6,608 229,598
1,744,707
Automobiles — 0.1%
General Motors Co. ................... 202 9,138
Honda Motor Co. Ltd. .................. 108,700 1,105,995
Isuzu Motors Ltd. ..................... 13,700 184,244
Yamaha Motor Co. Ltd. ................. 22,800 179,065
1,478,442
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA ........ 61,582 845,154
Banco de Sabadell SA ................. 134,378 392,086
Banco Santander SA .................. 39,920 281,071
Bank of America Corp. ................. 12,381 493,754
Bank of Nova Scotia (The) ............... 30,014 1,501,789
BNP Paribas SA ..................... 4,755 402,889
BOC Hong Kong Holdings Ltd. ............ 89,500 371,280
CaixaBank SA ....................... 96,501 739,603
Security
Shares
Shares Value
Banks (continued)
Citigroup, Inc. ....................... 21,122 $ 1,444,322
Citizens Financial Group, Inc. ............ 16,177 596,769
Comerica, Inc. ....................... 167 8,976
Commerzbank AG .................... 9,643 255,227
Credit Agricole SA .................... 26,915 504,834
DBS Group Holdings Ltd. ............... 40,800 1,325,560
DNB Bank ASA ...................... 22,724 568,057
Erste Group Bank AG .................. 2,186 148,039
Fifth Third Bancorp ................... 843 30,297
First Citizens BancShares, Inc. , Class A ...... 73 129,877
First Horizon Corp. .................... 645 11,662
HSBC Holdings plc ................... 125,229 1,395,975
Huntington Bancshares, Inc. ............. 1,801 26,169
ING Groep NV ....................... 18,979 368,559
Intesa Sanpaolo SpA .................. 78,657 419,894
JPMorgan Chase & Co. ................ 1,630 398,731
KeyCorp ........................... 1,349 20,019
M&T Bank Corp. ..................... 3,769 639,825
NatWest Group plc .................... 140,944 906,592
Nordea Bank Abp .................... 16,040 222,137
Oversea-Chinese Banking Corp. Ltd. ....... 83,500 1,033,376
PNC Financial Services Group, Inc. (The) .... 501 80,506
Raiffeisen Bank International AG .......... 3,181 84,969
Regions Financial Corp. ................ 1,143 23,329
Sberbank of Russia PJSC
(e) (f)
............. 98,136 12
Truist Financial Corp. .................. 1,641 62,916
UniCredit SpA ....................... 8,074 469,752
United Overseas Bank Ltd. .............. 31,400 833,948
US Bancorp ........................ 2,042 82,374
Wells Fargo & Co. .................... 4,429 314,503
Western Alliance Bancorp ............... 134 9,341
Zions Bancorp NA .................... 182 8,185
17,452,358
Beverages — 0.3%
Coca-Cola Co. (The) .................. 16,447 1,193,230
Diageo plc ......................... 53,001 1,488,289
Keurig Dr Pepper, Inc. ................. 5,049 174,645
Molson Coors Beverage Co. , Class B ....... 506 29,110
2,885,274
Biotechnology — 0.1%
AbbVie, Inc. ........................ 4,813 939,016
Incyte Corp.
(e)
....................... 1,575 98,690
Vertex Pharmaceuticals, Inc.
(e)
............ 474 241,503
1,279,209
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 1,200 221,304
Canadian Tire Corp. Ltd. , Class A .......... 1,271 139,104
NMG Parent LLC
(e) (f)
................... 602 —
PDD Holdings, Inc. , ADR
(e)
.............. 2,558 270,048
630,456
Building Products — 0.2%
Allegion plc ......................... 5,813 809,170
Belimo Holding AG (Registered) ........... 114 96,862
Carrier Global Corp. ................... 1,031 64,479
Cie de Saint-Gobain SA ................ 2,591 281,688
Geberit AG (Registered) ................ 372 257,692
Johnson Controls International plc ......... 596 50,004
Kingspan Group plc ................... 1,477 124,636
Nibe Industrier AB , Class B .............. 17,858 76,154
ROCKWOOL A/S , Class B .............. 2,220 101,343
Trane Technologies plc ................. 220 84,328
1,946,356

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The) ....... 1,464 $ 117,720
Blackstone, Inc. , Class A ................ 970 127,759
Carlyle Group, Inc. (The) ................ 662 25,580
Charles Schwab Corp. (The) ............. 7,755 631,257
Deutsche Bank AG (Registered) ........... 12,871 337,482
Goldman Sachs Group, Inc. (The) ......... 282 154,409
Intercontinental Exchange, Inc. ........... 5,078 852,952
KKR & Co., Inc. ...................... 911 104,100
Moody's Corp. ....................... 1,347 610,352
Morgan Stanley ...................... 1,740 200,831
MSCI, Inc. ......................... 873 475,881
Northern Trust Corp. ................... 185 17,386
Raymond James Financial, Inc. ........... 395 54,131
State Street Corp. .................... 5,428 478,207
4,188,047
Chemicals — 0.3%
Air Liquide SA ....................... 4,129 848,420
Akzo Nobel NV ...................... 2,141 135,171
Arkema SA ......................... 2,321 176,455
BASF SE
(e)
......................... 6,656 339,918
Croda International plc ................. 3,248 128,211
Evonik Industries AG .................. 5,167 116,117
Linde plc .......................... 199 90,193
Nutrien Ltd. ......................... 11,930 681,047
PPG Industries, Inc. ................... 683 74,351
Sherwin-Williams Co. (The) .............. 1,261 445,032
Sika AG (Registered) .................. 1,383 345,622
3,380,537
Commercial Services & Supplies — 0.2%
Brambles Ltd. ....................... 32,927 432,715
Cintas Corp. ........................ 716 151,563
Copart, Inc.
(e)
....................... 1,701 103,812
Element Fleet Management Corp. ......... 9,476 207,515
Republic Services, Inc. ................. 2,849 714,387
Securitas AB , Class B .................. 12,121 192,078
SPIE SA ........................... 4,040 198,011
Waste Management, Inc. ................ 2,013 469,754
Wom New Holdco
(e) (f)
.................. 2,389 66,892
2,536,727
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 10,673 616,152
F5, Inc.
(e)
.......................... 134 35,475
Telefonaktiebolaget LM Ericsson , Class B .... 66,377 560,712
1,212,339
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA 8,579 537,516
Bouygues SA
(e)
...................... 4,511 198,282
Eiffage SA ......................... 2,255 306,844
EMCOR Group, Inc. ................... 96 38,467
Ferrovial SE ........................ 10,510 512,704
MasTec, Inc.
(e)
....................... 260 33,103
Quanta Services, Inc. .................. 263 76,978
Skanska AB , Class B .................. 9,239 214,683
Vinci SA ........................... 15,626 2,194,942
4,113,519
Construction Materials — 0.2%
Buzzi SpA .......................... 1,838 96,317
Heidelberg Materials AG ................ 1,180 235,898
Holcim AG ......................... 15,497 1,731,758
Vulcan Materials Co. .................. 296 77,650
Security
Shares
Shares Value
Construction Materials (continued)
Wienerberger AG ..................... 2,038 $ 71,558
2,213,181
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 2,701 486,882
Consumer Staples Distribution & Retail — 0.5%
Coles Group Ltd. ..................... 31,160 423,147
Costco Wholesale Corp. ................ 690 686,205
Dollar General Corp. .................. 3,537 331,381
Dollar Tree, Inc.
(e)
..................... 3,809 311,462
Koninklijke Ahold Delhaize NV ............ 22,262 914,057
Tesco plc .......................... 164,979 816,482
Walmart, Inc. ........................ 18,641 1,812,837
5,295,571
Containers & Packaging — 0.1%
Amcor plc .......................... 48,884 449,733
Avery Dennison Corp. .................. 2,681 458,746
Packaging Corp. of America ............. 236 43,804
Sealed Air Corp. ..................... 2,024 55,781
1,008,064
Distributors — 0.0%
Genuine Parts Co. .................... 483 56,777
LKQ Corp. ......................... 8,790 335,866
392,643
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc. ....... 28,969 931,933
LondonMetric Property plc ............... 362,472 929,997
Merlin Properties Socimi SA ............. 55,222 626,233
Stoneweg European REIT
(b)
.............. 37,403 63,542
2,551,705
Diversified Telecommunication Services — 0.3%
AT&T, Inc. .......................... 7,678 212,681
Cellnex Telecom SA
(b) (c)
................. 7,644 309,348
Deutsche Telekom AG (Registered) ........ 10,453 375,446
Elisa OYJ .......................... 3,333 177,809
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 19,406 231,749
Koninklijke KPN NV ................... 273,379 1,271,719
Telstra Group Ltd. .................... 96,703 279,094
TELUS Corp. ....................... 51,723 796,142
Verizon Communications, Inc. ............ 5,444 239,863
3,893,851
Electric Utilities — 0.7%
Acciona SA ......................... 1,293 188,420
Alliant Energy Corp. ................... 2,659 162,305
American Electric Power Co., Inc. .......... 6,243 676,367
CK Infrastructure Holdings Ltd. ............ 14,000 94,355
Duke Energy Corp. ................... 3,102 378,506
Edison International ................... 1,259 67,369
Elia Group SA/NV .................... 1,021 110,696
Emera, Inc. ......................... 7,117 320,332
Endesa SA ......................... 7,464 224,163
Enel SpA .......................... 8,580 74,380
Entergy Corp. ....................... 7,363 612,381
Evergy, Inc. ......................... 5,102 352,548
Exelon Corp. ........................ 15,229 714,240
FirstEnergy Corp. .................... 9,578 410,705
Kansai Electric Power Co., Inc. (The) ....... 10,700 131,829
Kyushu Electric Power Co., Inc. ........... 16,400 146,170
NextEra Energy, Inc. .................. 7,636 510,696
Origin Energy Ltd. .................... 40,480 275,912
PG&E Corp. ........................ 41,916 692,452
Pinnacle West Capital Corp. ............. 2,659 253,084

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ......................... 7,196 $ 262,654
Southern Co. (The) ................... 4,450 408,910
SSE plc ........................... 4,664 105,155
Terna - Rete Elettrica Nazionale ........... 17,677 175,777
Xcel Energy, Inc. ..................... 5,404 382,063
7,731,469
Electrical Equipment — 0.1%
Eaton Corp. plc ...................... 306 90,077
Emerson Electric Co. .................. 743 78,097
GE Vernova, Inc. ..................... 280 103,830
Generac Holdings, Inc.
(e)
................ 185 21,160
Hubbell, Inc. ........................ 2,273 825,508
Legrand SA ........................ 1,188 130,561
Nexans SA ......................... 549 60,312
NKT A/S
(e)
.......................... 783 63,753
nVent Electric plc ..................... 394 21,635
Sensata Technologies Holding plc .......... 6,800 145,520
Vertiv Holdings Co. , Class A ............. 646 55,156
1,595,609
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 8,336 641,455
Jabil, Inc. .......................... 3,409 499,623
Murata Manufacturing Co. Ltd. ............ 40,000 569,863
Omron Corp. ........................ 4,300 127,645
Yokogawa Electric Corp. ................ 5,500 119,021
1,957,607
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................... 710 25,134
Baker Hughes Co. , Class A .............. 22,889 810,270
Halliburton Co. ...................... 574 11,377
Schlumberger NV .................... 6,740 224,105
1,070,886
Entertainment — 0.0%
Electronic Arts, Inc. ................... 1,498 217,345
Walt Disney Co. (The) ................. 1,080 98,226
315,571
Financial Services — 0.2%
Aimbridge Topco LLC
(e) (f)
................ 3,030 166,648
Apollo Global Management, Inc. ........... 766 104,544
Fidelity National Information Services, Inc. .... 6,573 518,478
Global Payments, Inc. ................. 2,231 170,247
Jack Henry & Associates, Inc. ............ 2,804 486,298
Mastercard, Inc. , Class A ................ 761 417,074
Visa, Inc. , Class A .................... 379 130,944
1,994,233
Food Products — 0.2%
Associated British Foods plc ............. 7,914 218,151
Campbell's Co. (The) .................. 764 27,855
Conagra Brands, Inc. .................. 971 23,993
General Mills, Inc. .................... 635 36,030
H-Food Holdings LLC
(e)
................. 858 11,154
J M Smucker Co. (The) ................. 298 34,648
JDE Peet's NV ...................... 4,063 98,361
Kraft Heinz Co. (The) .................. 14,517 422,445
Nestle SA (Registered) ................. 13,578 1,445,207
Orkla ASA .......................... 16,443 183,380
2,501,224
Security
Shares
Shares Value
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 348 $ 55,899
Osaka Gas Co. Ltd. ................... 4,700 119,183
175,082
Ground Transportation — 0.2%
Canadian National Railway Co. ........... 3,811 369,075
Canadian Pacific Kansas City Ltd. ......... 894 64,933
CSX Corp. ......................... 4,992 140,126
East Japan Railway Co. ................ 4,100 88,875
Norfolk Southern Corp. ................. 1,164 260,794
SIRVA, Inc.
(e)
........................ 75 75
Union Pacific Corp. ................... 4,214 908,791
1,832,669
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc. ................ 31,956 996,068
Becton Dickinson & Co. ................ 2,045 423,499
Coloplast A/S , Class B ................. 2,972 336,321
Koninklijke Philips NV
(e)
................. 25,566 648,861
ResMed, Inc. ....................... 1,377 325,784
2,730,533
Health Care Providers & Services — 0.5%
Brookdale Senior Living, Inc.
(e)
............ 11,763 77,165
Cardinal Health, Inc. ................... 10,556 1,491,457
Cencora, Inc. ....................... 2,015 589,730
Cigna Group (The) .................... 483 164,239
DaVita, Inc.
(e)
........................ 201 28,452
HCA Healthcare, Inc. .................. 134 46,241
Humana, Inc. ....................... 255 66,871
Labcorp Holdings, Inc. ................. 144 34,705
McKesson Corp. ..................... 826 588,765
Quest Diagnostics, Inc. ................. 210 37,426
Sonic Healthcare Ltd. .................. 10,710 178,825
UnitedHealth Group, Inc. ................ 3,522 1,449,092
Universal Health Services, Inc. , Class B ..... 2,542 450,112
5,203,080
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 14,323 1,040,709
Assura plc ......................... 874,969 565,819
Healthcare Realty Trust, Inc. , Class A ....... 10,821 168,050
Healthpeak Properties, Inc. .............. 88,470 1,578,305
Welltower, Inc. ....................... 4,867 742,656
4,095,539
Hotel & Resort REITs — 0.0%
Japan Hotel REIT Investment Corp. ........ 627 310,058
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 1,035 507,533
Evolution AB
(b) (c) (e)
..................... 3,828 265,183
FDJ United
(b) (c)
....................... 2,335 83,229
Genting Singapore Ltd. ................. 123,300 69,919
Restaurant Brands International, Inc. ........ 7,452 480,169
Whitbread plc ....................... 4,498 156,220
Yum! Brands, Inc. .................... 247 37,159
1,599,412
Household Durables — 0.1%
Sekisui House Ltd. .................... 14,200 326,461
Sony Group Corp. , ADR ................ 7,430 193,180
Taylor Wimpey plc .................... 381,594 599,602
1,119,243
Household Products — 0.2%
Church & Dwight Co., Inc. ............... 409 40,630
Clorox Co. (The) ..................... 239 34,010

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Colgate-Palmolive Co. ................. 10,508 $ 968,732
Reckitt Benckiser Group plc .............. 16,667 1,075,797
2,119,169
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A .................. 3,332 74,007
Northland Power, Inc. .................. 4,853 65,934
139,941
Industrial Conglomerates — 0.1%
DCC plc ........................... 2,537 165,813
Sekisui Chemical Co. Ltd. ............... 9,000 157,265
Siemens AG (Registered) ............... 1,877 432,201
Swire Pacific Ltd. , Class A ............... 8,500 73,505
828,784
Industrial REITs — 0.4%
Americold Realty Trust, Inc. .............. 30,572 591,262
EastGroup Properties, Inc. .............. 5,623 918,911
Goodman Group ..................... 47,331 906,097
Prologis, Inc. ........................ 5,656 578,043
Rexford Industrial Realty, Inc. ............ 2,767 91,588
Segro plc .......................... 32,767 298,070
STAG Industrial, Inc. .................. 18,224 601,939
Warehouses De Pauw CVA
(e)
............. 20,310 518,760
4,504,670
Insurance — 0.7%
Admiral Group plc .................... 6,350 276,177
Allianz SE (Registered) ................. 3,670 1,517,826
American International Group, Inc. ......... 4,350 354,612
ASR Nederland NV ................... 4,017 253,468
Assurant, Inc. ....................... 5,956 1,147,959
AXA SA
(e)
.......................... 32,154 1,520,752
Brown & Brown, Inc. ................... 4,228 467,617
Fidelity National Financial, Inc. , Class A ...... 853 54,635
Globe Life, Inc. ...................... 3,869 477,202
Hartford Insurance Group, Inc. (The) ........ 4,262 522,820
Poste Italiane SpA
(b) (c)
.................. 11,130 225,908
Power Corp. of Canada ................ 13,485 510,407
Tryg A/S ........................... 8,596 205,083
Willis Towers Watson plc ................ 950 292,410
Zurich Insurance Group AG .............. 1,170 829,847
8,656,723
Interactive Media & Services — 0.3%
Alphabet, Inc. , Class A ................. 11,033 1,752,040
Meta Platforms, Inc. , Class A ............. 3,627 1,991,223
3,743,263
IT Services — 0.2%
Accenture plc , Class A ................. 3,547 1,061,085
Cognizant Technology Solutions Corp. , Class A . 10,796 794,262
NEXTDC Ltd.
(e)
...................... 65,758 499,257
Otsuka Corp. ....................... 5,200 115,331
SCSK Corp. ........................ 3,800 99,391
Travelport Technology Ltd.
(e) (f)
............. 27 65,697
2,635,023
Leisure Products — 0.0%
Hasbro, Inc. ........................ 3,849 238,253
Machinery — 0.5%
Aalberts NV ........................ 2,836 94,174
Alstom SA
(e)
........................ 11,049 266,824
Atlas Copco AB , Class A ................ 10,250 158,657
Caterpillar, Inc. ...................... 312 96,492
Cummins, Inc. ....................... 121 35,555
Security
Shares
Shares Value
Machinery (continued)
Georg Fischer AG (Registered) ........... 2,416 $ 174,688
IMI plc ............................ 9,535 226,292
Indutrade AB ........................ 2,524 68,283
Interpump Group SpA .................. 3,187 109,307
KION Group AG ...................... 3,348 142,477
Knorr-Bremse AG .................... 2,127 210,949
Komatsu Ltd. ....................... 28,500 824,208
Kone OYJ , Class B ................... 8,171 506,045
Konecranes OYJ ..................... 1,927 129,105
Kubota Corp. ....................... 23,800 276,565
Nordson Corp. ....................... 198 37,535
Otis Worldwide Corp. .................. 13,086 1,259,789
Parker-Hannifin Corp. .................. 1,300 786,578
SKF AB , Class B ..................... 8,691 170,356
SMC Corp. ......................... 1,700 550,190
6,124,069
Media — 0.2%
Charter Communications, Inc. , Class A
(e)
..... 330 129,314
Comcast Corp. , Class A ................ 31,012 1,060,610
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 13,651 )
(e) (g)
............ 1,086 81,721
Omnicom Group, Inc. .................. 5,257 400,373
Paramount Global , Class B .............. 21,727 255,075
WPP plc ........................... 4,196 32,530
1,959,623
Metals & Mining — 0.0%
ArcelorMittal SA ...................... 5,773 170,718
Aurubis AG ......................... 838 73,164
Freeport-McMoRan, Inc. ................ 873 31,454
JFE Holdings, Inc. .................... 14,400 167,703
Nucor Corp. ........................ 443 52,881
Southern Copper Corp. ................. 421 37,688
533,608
Multi-Utilities — 0.3%
Ameren Corp. ....................... 2,186 216,939
CenterPoint Energy, Inc. ................ 1,426 55,300
CMS Energy Corp. .................... 15,857 1,167,868
Dominion Energy, Inc. .................. 4,970 270,269
E.ON SE .......................... 14,344 250,871
National Grid plc ..................... 29,398 424,334
Public Service Enterprise Group, Inc. ....... 1,676 133,963
Sempra ........................... 9,241 686,329
Veolia Environnement SA ............... 16,657 608,381
WEC Energy Group, Inc. ................ 599 65,602
3,879,856
Office REITs — 0.1%
BXP, Inc. .......................... 16,669 1,062,315
Oil, Gas & Consumable Fuels — 0.6%
Antero Resources Corp.
(e)
............... 885 30,824
BP plc ............................ 16,601 76,653
Cheniere Energy, Inc. .................. 1,699 392,656
Coterra Energy, Inc. ................... 5,021 123,316
DT Midstream, Inc. .................... 2,465 239,598
Enbridge, Inc. ....................... 6,089 284,751
Eni SpA ........................... 51,281 734,423
EOG Resources, Inc. .................. 1,189 131,182
EQT Corp. ......................... 1,084 53,593
Expand Energy Corp. .................. 488 50,703
Hess Corp. ......................... 3,475 448,449
Kinder Morgan, Inc. ................... 9,743 256,241
Koninklijke Vopak NV .................. 5,607 231,853
Kosmos Energy Ltd.
(e)
.................. 25,118 38,682

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC
(e) (f)
..................... 44,196 $ 5
Novatek PJSC
(e) (f)
..................... 80 —
ONEOK, Inc. ........................ 491 40,341
Pembina Pipeline Corp. ................ 18,246 697,493
Plains GP Holdings LP , Class A ........... 5,626 104,869
Range Resources Corp. ................ 793 26,906
Shell plc ........................... 18,618 605,507
South Bow Corp. ..................... 1,216 30,023
TC Energy Corp. ..................... 9,526 481,086
TotalEnergies SE ..................... 21,514 1,225,334
Williams Cos., Inc. (The) ................ 11,415 668,577
6,973,065
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 19,526 110,399
Singapore Airlines Ltd. ................. 35,700 183,209
293,608
Personal Care Products — 0.1%
Unilever plc ......................... 23,229 1,478,988
Pharmaceuticals — 0.8%
AstraZeneca plc ..................... 19,238 2,756,165
Bayer AG (Registered) ................. 8,100 212,278
Kyowa Kirin Co. Ltd. ................... 5,400 84,319
Novo Nordisk A/S , Class B .............. 35,017 2,341,291
Orion OYJ , Class B ................... 2,618 163,917
Recordati Industria Chimica e Farmaceutica SpA 2,593 153,009
Roche Holding AG .................... 4,971 1,641,306
Sanofi SA .......................... 19,861 2,172,631
9,524,916
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 248 74,549
Dun & Bradstreet Holdings, Inc. ........... 57,457 515,390
Intertek Group plc .................... 4,006 246,028
Leidos Holdings, Inc. .................. 4,596 676,439
Paychex, Inc. ....................... 3,698 544,050
Paycom Software, Inc. ................. 308 69,728
RELX plc .......................... 20,814 1,133,099
Robert Half, Inc. ..................... 484 21,441
SS&C Technologies Holdings, Inc. ......... 5,952 449,971
Teleperformance SE ................... 1,293 141,784
Verisk Analytics, Inc. ................... 225 66,697
3,939,176
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (f)
.................. 49,454 1
CK Asset Holdings Ltd. ................. 72,500 296,189
Hearthside LLC
(e)
..................... 433 5,629
Katitas Co. Ltd. ...................... 10,400 150,686
Mitsubishi Estate Co. Ltd. ............... 17,300 303,891
Tokyu Fudosan Holdings Corp. ............ 23,000 161,088
VGP NV ........................... 3,473 321,344
Vonovia SE ......................... 18,690 619,949
Wharf Real Estate Investment Co. Ltd. ...... 170,000 406,563
2,265,340
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 4,074 855,459
Essex Property Trust, Inc. ............... 2,817 786,366
Invitation Homes, Inc. .................. 923 31,557
UNITE Group plc (The) ................. 53,035 609,320
2,282,702
Retail REITs — 0.4%
Agree Realty Corp. ................... 11,880 922,007
Federal Realty Investment Trust ........... 4,862 457,125
Security
Shares
Shares Value
Retail REITs (continued)
Link REIT .......................... 166,000 $ 777,188
Regency Centers Corp. ................ 10,869 784,524
Region RE Ltd.
(h)
..................... 212,441 314,884
Simon Property Group, Inc. .............. 6,738 1,060,427
4,316,155
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc. ................. 6,786 1,022,718
BE Semiconductor Industries NV .......... 1,924 208,376
Broadcom, Inc. ...................... 7,630 1,468,546
Intel Corp. ......................... 5,718 114,932
Lasertec Corp. ...................... 1,900 176,644
MediaTek, Inc. ....................... 14,000 594,904
Monolithic Power Systems, Inc. ........... 562 333,322
NVIDIA Corp. ....................... 3,522 383,616
QUALCOMM, Inc. .................... 939 139,404
STMicroelectronics NV, NYRS , ADR ........ 6,470 146,934
Taiwan Semiconductor Manufacturing Co. Ltd. . 51,000 1,445,062
6,034,458
Software — 0.6%
Fair Isaac Corp.
(e)
..................... 45 89,536
Intuit, Inc. .......................... 353 221,497
Microsoft Corp. ...................... 10,228 4,042,719
Oracle Corp. ........................ 5,782 813,643
Roper Technologies, Inc. ................ 172 96,334
Salesforce, Inc. ...................... 4,319 1,160,558
Trend Micro, Inc. ..................... 3,100 222,427
6,646,714
Specialized REITs — 0.9%
American Tower Corp. ................. 986 222,254
Crown Castle, Inc. .................... 2,725 288,196
DigiCo Infrastructure REIT
(e) (h)
............ 67,662 116,870
Digital Realty Trust, Inc. ................ 4,653 746,993
Equinix, Inc. ........................ 2,283 1,965,092
Iron Mountain, Inc. .................... 19,042 1,707,496
Keppel DC REIT ..................... 401,200 663,764
Public Storage ....................... 3,128 939,745
SBA Communications Corp. ............. 6,473 1,575,528
Smartstop Self Storage REIT, Inc. .......... 20,526 721,284
VICI Properties, Inc. ................... 28,758 920,831
9,868,053
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 3,706 1,335,976
Industria de Diseno Textil SA ............. 26,079 1,402,397
Tractor Supply Co. .................... 4,805 243,229
2,981,602
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ......................... 4,054 861,475
FUJIFILM Holdings Corp. ............... 27,100 555,073
Hewlett Packard Enterprise Co. ........... 2,216 35,944
HP, Inc. ........................... 6,492 166,001
Pure Storage, Inc. , Class A
(e)
............. 637 28,894
Ricoh Co. Ltd. ....................... 13,100 137,787
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 685 667,011
Seiko Epson Corp. .................... 7,200 99,886
2,552,071
Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group plc .................... 7,927 77,199
Capri Holdings Ltd.
(e)
.................. 7,546 113,492
LVMH Moet Hennessy Louis Vuitton SE ...... 1,235 684,103
NIKE, Inc. , Class B ................... 2,600 146,640
1,021,434

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Tobacco — 0.0%
British American Tobacco plc ............. 12,741 $ 554,977
Trading Companies & Distributors — 0.4%
AddTech AB , Class B .................. 2,331 78,421
Brenntag SE ........................ 3,039 202,956
ITOCHU Corp. ...................... 28,400 1,452,460
Mitsubishi Corp. ...................... 78,100 1,482,852
Rexel SA .......................... 6,383 177,343
RS GROUP plc ...................... 23,902 164,804
Sumitomo Corp. ..................... 26,200 639,709
Toyota Tsusho Corp. ................... 15,400 306,040
4,504,585
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
..................... 2,455 616,735
Aeroports de Paris SA ................. 1,782 222,833
Atlas Arteria Ltd.
(h)
.................... 23,028 76,277
Auckland International Airport Ltd. ......... 47,258 211,096
Flughafen Zurich AG (Registered) .......... 611 153,961
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 2,052 135,989
Incora Top Holdco LLC
(c) (e) (f)
.............. 1,197 17,955
Japan Airport Terminal Co. Ltd. ........... 2,600 74,784
Transurban Group
(h)
................... 91,281 822,567
2,332,197
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 2,995 123,184
Guangdong Investment Ltd. .............. 90,000 72,829
Severn Trent plc ..................... 6,601 245,539
SJW Group ......................... 1,440 81,706
United Utilities Group plc ................ 23,303 350,346
873,604
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc. ..................... 1,062 262,261
Total Common Stocks — 17 .5%
(Cost: $ 185,148,241 ) .............................. 202,743,838
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 9.00%, 11/15/26
(c) (d) (e) (f)
. USD 84 —
Automobile Components — 0.1%
(b)
Forvia SE
3.75% , 06/15/28 ................... EUR 100 109,565
5.50% , 06/15/31 ................... 140 150,669
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (i)
............. 225 266,189
Mahle GmbH
2.38% , 05/14/28 ................... 100 101,956
6.50% , 05/02/31 ................... 116 128,848
Schaeffler AG
4.25% , 04/01/28 ................... 100 113,271
5.38% , 04/01/31 ................... 100 112,719
983,217
Automobiles — 0.1%
(b)
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29 ....................... GBP 186 217,628
RCI Banque SA
(a)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 300 352,600
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. EUR 200 $ 224,257
794,485
Banks — 0.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (b)
100 113,452
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (b) (j)
............... 200 217,676
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (b) (j)
.......... USD 290 292,356
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (b) (j)
... EUR 200 235,934
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (c) (j)
.......... USD 217 208,980
Bangkok Bank PCL, 5.30%, 09/21/28
(c)
...... 470 479,325
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (b) (j)
............ EUR 200 228,269
CaixaBank SA
(a)(b)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% 200 229,685
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 200 244,412
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 200 224,956
Commerzbank AG
(a)(b)(j)
(5-Year EUR Swap Annual + 6.74%), 6.50% 200 233,237
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 200 244,129
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a) (b) (j)
.......... 200 223,747
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (b) (j)
............ 100 108,606
Emirates NBD Bank PJSC, (6-Year USD
Constant Maturity + 1.84%), 6.25%
(a) (b) (j)
.... USD 299 306,475
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (b)
................ EUR 125 140,126
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (b)
......... 276 306,601
Intesa Sanpaolo SpA
(b)
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (j)
...................... 387 441,175
8.51% , 09/20/32 ................... GBP 295 445,406
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (b) (j)
............ EUR 200 246,989
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.44%), 7.50%
(a) (j)
................. GBP 200 257,634
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 139 167,498
NatWest Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.29%),
7.50%
(a) (j)
...................... GBP 200 255,873
5,852,541
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL, 7.00%, 10/27/31 .... EUR 144 161,091
Grifols SA, 7.13%, 05/01/30 ............ 155 181,026
342,117
Broadline Retail — 0.0%
B&M European Value Retail SA
(b)
4.00% , 11/15/28 ................... GBP 100 123,075
6.50% , 11/27/31 ................... 257 334,576
457,651

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(b)
HT Troplast GmbH, 9.38%, 07/15/28 ....... EUR 175 $ 200,013
PCF GmbH, 4.75%, 04/15/29 ........... 300 261,770
461,783
Capital Markets — 0.1%
(a)(j)
Deutsche Bank AG
(b)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ 200 234,393
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ 200 218,782
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 224,585
UBS Group AG
(USISSO05 + 3.63%), 6.85%
(c)
......... USD 275 269,888
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(b)
... 200 171,268
1,118,916
Chemicals — 0.3%
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(c)
...................... 250 221,687
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(b)
...................... 230 227,700
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
...................... EUR 114 129,036
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
..... USD 6 6,006
INEOS Finance plc, 6.38%, 04/15/29
(b)
...... EUR 278 309,815
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 ................... 314 340,917
6.75% , 04/15/30 ................... 167 170,037
Itelyum Regeneration Spa, 5.75%, 04/15/30
(b)
. 100 112,450
Kronos International, Inc.
9.50% , 03/15/29
(b)
.................. 275 328,964
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 147 115,145
Ma'aden Sukuk Ltd.
(c)
5.25% , 02/13/30 ................... USD 239 242,286
5.50% , 02/13/35 ................... 200 202,875
Olympus Water US Holding Corp.
(b)
9.63% , 11/15/28 ................... EUR 354 418,073
5.38% , 10/01/29 ................... 135 139,935
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(c)
...................... USD 200 199,866
Sasol Financing USA LLC, 4.38%, 09/18/26 ... 200 191,500
SCIL IV LLC, 9.50%, 07/15/28
(b)
.......... EUR 200 236,879
Synthomer plc, 7.38%, 05/02/29
(b)
......... 203 217,302
3,810,473
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC, 4.88%, 06/01/28 . GBP 187 237,066
Amber Finco plc, 6.63%, 07/15/29 ......... EUR 304 359,023
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a)
...................... 134 151,332
Intrum AB
(d)(e)
3.00% , 09/15/27 ................... 210 183,182
9.25% , 03/15/28 ................... 100 91,081
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29 .................. 180 209,304
Verisure Holding AB
9.25% , 10/15/27 ................... 80 94,947
7.13% , 02/01/28 ................... 100 117,448
1,443,383
Construction & Engineering — 0.1%
ASG Finance DAC, 9.75%, 05/15/29
(c)
...... USD 200 188,000
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
. GBP 169 221,045
Heathrow Finance plc
(b)
3.88% , 03/01/27
(k)
.................. 175 222,095
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
6.63% , 03/01/31 ................... GBP 116 $ 150,213
781,353
Consumer Staples Distribution & Retail — 0.1%
(b)
Bellis Acquisition Co. plc, 8.13%, 05/14/30 ... 193 240,125
Bellis Finco plc, 4.00%, 02/16/27 ......... 119 150,387
ELO SACA
2.88% , 01/29/26 ................... EUR 100 111,303
3.25% , 07/23/27 ................... 200 217,525
Market Bidco Finco plc
4.75% , 11/04/27 ................... 100 109,079
5.50% , 11/04/27 ................... GBP 148 187,871
1,016,290
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC,
2.00%, 09/01/28
(b)
................. EUR 200 208,578
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(b)
...................... 346 347,360
Fiber Midco SpA, 10.00%, 06/15/29
(b)
....... 100 104,006
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
USD 13 12,713
Kleopatra Finco SARL
4.25% , 03/01/26
(b)
.................. EUR 310 316,922
6.50% , 09/01/29
(a)
.................. 100 88,583
OI European Group BV
(b)
6.25% , 05/15/28 ................... 100 116,153
5.25% , 06/01/29 ................... 113 129,136
1,323,451
Diversified Consumer Services — 0.0%
Pachelbel Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44% , 05/17/31
(a)
................ 200 226,372
7.13% , 05/17/31 ................... 100 119,540
345,912
Diversified Telecommunication Services — 0.3%
Altice France SA
(b)
3.38% , 01/15/28 ................... 293 266,784
4.25% , 10/15/29 ................... 166 151,806
British Telecommunications plc
(a)(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... GBP 100 142,099
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... 100 142,099
IHS Holding Ltd., 6.25%, 11/29/28
(c)
........ USD 200 189,131
Iliad Holding SASU
(b)
5.38% , 04/15/30 ................... EUR 181 209,408
6.88% , 04/15/31 ................... 279 337,022
Iliad SA, 5.63%, 02/15/30
(b)
............. 100 120,224
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(c)
USD 209 205,576
Level 3 Financing, Inc., 11.00%, 11/15/29
(c)
... 37 41,763
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(b)
. EUR 689 818,780
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(b)
...................... GBP 286 336,563
2,961,255
Electric Utilities — 0.1%
California Buyer Ltd.
5.63% , 02/15/32
(b)
.................. EUR 294 338,829
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(b)
...................... 148 168,512
Diamond II Ltd., 7.95%, 07/28/26
(c)
........ USD 200 199,500
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (b) (j)
................ EUR 225 253,983

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (b) (j)
..................... EUR 275 $ 317,375
1,278,199
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
...... USD 113 109,130
Energy Equipment & Services — 0.0%
OEG Finance plc, 7.25%, 09/27/29
(b)
....... EUR 237 271,507
Entertainment — 0.1%
Pinewood Finco plc
6.00% , 03/27/30
(b)
.................. GBP 415 550,206
550,206
Financial Services — 0.2%
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (i)
............. 113 147,095
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(b)
.. EUR 100 78,785
Jerrold Finco plc, 5.25%, 01/15/27
(b)
....... GBP 204 268,132
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(a) (b) (j)
................ 200 261,058
ProGroup AG, 5.13%, 04/15/29
(b)
......... EUR 100 110,717
Stena International SA
7.25% , 01/15/31
(c)
.................. USD 400 394,833
7.25% , 01/15/31
(b)
.................. 250 246,770
Thames Water Utilities Finance plc
(b)
4.00% , 06/19/27 ................... GBP 107 110,337
4.00% , 04/18/29 ................... EUR 100 80,153
0.88% , 01/31/30 ................... 138 109,523
1.25% , 01/31/34 ................... 138 107,918
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ 324 102,420
Worldline SA, 0.00%, 07/30/26
(b) (l) (m)
........ 200 219,795
2,237,536
Food Products — 0.1%
(b)
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a)
............ 193 217,547
Tereos Finance Groupe I SA
4.75% , 04/30/27 ................... 120 136,622
7.25% , 04/15/28 ................... 132 154,650
508,819
Ground Transportation — 0.2%
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................... 100 109,320
6.13% , 11/30/28 ................... GBP 220 277,804
Boels Topholding BV
(b)
6.25% , 02/15/29 ................... EUR 170 199,364
5.75% , 05/15/30 ................... 200 233,673
EC Finance plc, 3.00%, 10/15/26
(b)
........ 107 118,297
Edge Finco plc, 8.13%, 08/15/31
(b)
........ GBP 198 267,635
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(a)
................ EUR 181 205,045
5.00% , 04/30/31 ................... 171 193,629
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (b) (j)
............... 200 228,389
Loxam SAS, 6.38%, 05/31/29
(b)
.......... 100 118,949
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (b) (j)
..................... GBP 135 158,055
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.01%, 04/22/30
(a)
....... EUR 417 462,667
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Uber Technologies, Inc., 6.25%, 01/15/28
(c)
... USD 24 $ 24,126
2,596,953
Health Care Providers & Services — 0.0%
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 352 420,360
Health Care REITs — 0.0%
MPT Operating Partnership LP, 7.00%,
02/15/32
(b)
...................... 150 172,456
Hotels, Restaurants & Leisure — 0.2%
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(b)
...................... 275 327,889
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.99%,
07/18/30
(a) (b)
..................... 121 136,578
Deuce Finco plc, 5.50%, 06/15/27
(b)
........ GBP 120 157,925
Food Service Project SA, 5.50%, 01/21/27
(b)
.. EUR 100 113,285
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
...................... 211 241,606
Lottomatica Group Spa, 4.88%, 01/31/31
(b)
... 105 119,928
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(c)
. USD 200 192,000
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 202 222,147
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 200 282,778
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 9.18% ,
07/31/29
(a)
..................... EUR 112 128,269
10.75% , 07/31/29 .................. GBP 246 336,040
TUI AG, 5.88%, 03/15/29
(b)
............. EUR 179 209,725
TUI Cruises GmbH, 6.25%, 04/15/29
(b)
...... 100 117,396
2,585,566
Household Durables — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27
(c)
...... USD 342 348,047
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA
(c)
6.30% , 03/15/29 ................... 200 203,000
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 215 219,730
422,730
Insurance — 0.1%
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
.................. EUR 339 388,592
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (b) (j)
............... 200 215,200
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(b)
.. 100 116,259
720,051
IT Services — 0.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
...................... 160 184,766
Atos SE
(b)(k)
9.00% , 12/18/29 ................... 140 170,776
5.00% , 12/18/30 ................... 163 147,842
1.00% , 12/18/32 ................... 249 106,977
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.18% , 05/15/28 ................. 100 111,727
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.06% , 05/15/28 ................. 225 252,341
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
...................... USD 200 179,930
United Group BV
(b)
6.75% , 02/15/31 ................... EUR 100 116,045
6.50% , 10/31/31 ................... 100 115,551
1,385,955

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.1%
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.03%,
04/15/29
(a) (b)
..................... EUR 382 $ 431,954
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
7.53% , 07/15/29
(a) (b)
............... 125 142,940
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(b)
. 187 212,087
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
.. 150 169,468
956,449
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
......... USD 160 162,069
Media — 0.2%
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
..... 70 60,395
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
...... 200 183,400
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (b) (i)
........... EUR 245 218,299
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................. USD 200 195,039
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................. GBP 395 513,318
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................. 130 162,769
Ziggo BV, 2.88%, 01/15/30
(b)
............ EUR 400 414,202
1,747,422
Metals & Mining — 0.1%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 185,222
Constellium SE, 5.38%, 08/15/32
(b)
........ EUR 114 127,305
Navoi Mining & Metallurgical Combinat, 6.95%,
10/17/31
(c)
...................... USD 200 201,196
Samarco Mineracao SA
(i)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 40 36,956
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 88 82,077
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 145 139,486
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(c)
...................... 240 231,852
Volcan Cia Minera SAA, 8.75%, 01/24/30
(c)
... 258 242,923
1,247,017
Multi-Utilities — 0.0%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (b) (j)
................ EUR 150 173,097
Oil, Gas & Consumable Fuels — 0.3%
3R Lux SARL, 9.75%, 02/05/31
(c)
......... USD 200 196,500
Azule Energy Finance plc, 8.13%, 01/23/30
(c)
.. 200 191,500
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (b) (j)
..................... EUR 200 222,526
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(c)
... USD 243 190,148
Greensaif Pipelines Bidco SARL
(c)
5.85% , 02/23/36 ................... 200 201,376
6.10% , 08/23/42 ................... 200 197,775
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
...................... 184 142,332
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(b) (i)
............. EUR 189 182,247
Occidental Petroleum Corp., 6.63%, 09/01/30 . USD 106 109,634
ORLEN SA, 6.00%, 01/30/35
(c)
........... 200 201,500
Petroleos Mexicanos, 7.50%, 03/20/26
(c)
..... 298 292,040
Pluspetrol Camisea SA, 6.24%, 07/03/36
(c)
... 150 152,737
Raizen Fuels Finance SA, 6.45%, 03/05/34
(c)
.. 282 279,392
SCC Power plc
(c)(i)
8.00% , ( 8.00 % Cash or 8.00 % PIK), 12/31/28 412 206,234
4.00% , ( 4.00 % Cash or 4.00 % PIK), 05/17/32 224 53,858
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Trident Energy Finance plc, 12.50%, 11/30/29
(b)
USD 200 $ 189,312
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
...... EUR 141 173,409
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (b) (j)
..... 252 285,475
3,467,995
Paper & Forest Products — 0.1%
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.36% , 01/15/30
(a)
................ 209 232,893
6.13% , 06/15/31 ................... 132 144,863
LD Celulose International GmbH, 7.95%,
01/26/32
(c)
...................... USD 200 204,850
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
EUR 211 235,207
817,813
Passenger Airlines — 0.0%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(c) (i)
............ USD 152 102,593
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (b)
.. EUR 300 333,520
436,113
Personal Care Products — 0.0%
Opal Bidco SAS, 5.50%, 03/31/32
(b)
........ 133 150,038
Pharmaceuticals — 0.1%
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... 200 224,304
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 100 119,233
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(b)
...................... 294 346,474
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(a)
................ 48 54,379
6.75% , 12/31/29 ................... 108 127,298
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 .................. 218 292,340
1,164,028
Professional Services — 0.0%
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(b) (i)
............. 194 87,272
Real Estate Management & Development — 0.2%
ADLER Financing SARL, Series 1L, 8.25%,
12/31/28 ....................... 205 232,536
ADLER Real Estate GmbH, 3.00%, 04/27/26
(b)
. 300 331,752
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(b)
.. USD 200 201,250
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (b) (j)
..... EUR 396 444,399
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
15.00% , 12/18/21 .................. USD 400 10,000
11.75% , 04/17/24 .................. 600 15,000
11.88% , 06/01/24 .................. 300 7,500
9.25% , 07/28/24 ................... 600 15,000
12.25% , 10/18/24 .................. 400 10,000
10.88% , 01/09/25 .................. 218 5,995
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a) (b) (j)
.......... EUR 131 143,209
Modernland Overseas Pte. Ltd., Series 2, 3.00%,
04/30/27
(b)
...................... USD 374 119,676
Sunac China Holdings Ltd.
(b)(d)(e)
6.00% , 09/30/26 ................... 19 2,078
6.25% , 09/30/27 ................... 19 2,126
6.50% , 09/30/27 ................... 37 4,160

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28
(i)
...................... USD 56 $ 6,243
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29
(i)
...................... 56 6,247
7.25% , 09/30/30 ................... 27 2,936
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(b) (i)
........... EUR 328 356,930
1,917,037
Software — 0.1%
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................... USD 82 82,029
9.00% , 09/30/29 ................... 100 100,743
8.25% , 06/30/32 ................... 260 271,211
Helios Software Holdings, Inc.
7.88% , 05/01/29
(b)
.................. EUR 506 571,674
IPD 3 BV, 5.50%, 06/15/31
(b)
............ 126 142,739
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.78%, 07/31/31
(a) (b)
...... 206 232,658
1,401,054
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29
(b)
.......... 111 130,237
Bubbles Bidco SpA
(b)
6.50% , 09/30/31 ................... 111 125,642
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.60% , 09/30/31
(a)
................ 118 132,941
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
... GBP 230 312,655
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a) (b)
...... EUR 187 211,782
Fressnapf Holding SE, 5.25%, 10/31/31
(b)
.... 100 114,139
Goldstory SAS, 6.75%, 02/01/30
(b)
........ 122 141,490
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
.. USD 18 17,112
1,185,998
Textiles, Apparel & Luxury Goods — 0.0%
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03% , 07/01/29
(a) (b)
............... EUR 228 258,518
258,518
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (b) (j)
................ USD 348 347,348
Incora Top Holdco LLC, 6.00%, 01/31/33
(f)
.... 25 5,371
352,719
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27
(b) (m)
GBP 3 3,546
Wireless Telecommunication Services — 0.4%
Eutelsat SA
(b)
1.50% , 10/13/28 ................... EUR 200 186,984
9.75% , 04/13/29 ................... 148 169,908
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
................ USD 207 218,449
SoftBank Group Corp.
(b)
5.38% , 01/08/29 ................... EUR 100 114,316
3.88% , 07/06/32 ................... 400 407,690
5.75% , 07/08/32 ................... 181 202,483
Telefonica Europe BV
(a)(b)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 300 360,611
(EUAMDB08 + 3.12%), 5.75% ......... 300 351,319
VF Ukraine PAT, 9.62%, 02/11/27
(c) (k)
....... USD 150 144,418
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(c)
396 399,549
Vodafone Group plc, Series 60NC10, (5-
Year EUR Swap Annual + 3.48%), 3.00%,
08/27/80
(a) (b)
..................... EUR 500 529,551
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (c) (i) (l)
........... USD 443 $ 440,879
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (c) (i)
........... 253 253,197
Zegona Finance plc, 6.75%, 07/15/29
(b)
..... EUR 253 302,805
4,082,159
Total Corporate Bonds — 4 .7%
(Cost: $ 54,635,588 ) ............................... 54,910,686
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
24.25% , 05/12/25 .................. 2 353,417
Barclays Bank plc ( GE Aerospace ) ,
20.38% , 06/05/25 .................. USD 10 2,006,183
Morgan Stanley & Co. LLC ( Boeing Co. (The) ) ,
20.32% , 06/12/25 .................. 1 141,008
UBS AG ( L3Harris Technologies, Inc. ) ,
21.00% , 05/29/25 .................. 2 439,931
2,940,539
Air Freight & Logistics — 0.1%
(b)(c)
JPMorgan Structured Products BV ( United Parcel
Service, Inc. ) , 27.85% , 06/12/25 ......... 14 1,315,750
Mizuho Markets Cayman LP ( FedEx Corp. ) ,
13.02% , 05/22/25 .................. 1 297,221
1,612,971
Automobile Components — 0.0%
(b)(c)
BNP Paribas SA ( Aptiv plc ) , 29.81% , 06/12/25 . 3 175,150
JPMorgan Structured Products BV ( Lear Corp. ) ,
28.92% , 06/12/25 .................. 1 77,227
252,377
Automobiles — 0.0%
Morgan Stanley & Co. LLC ( General Motors Co. ) ,
22.23% , 05/22/25
(b) (c)
................ 4 187,393
Banks — 1.0%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
37.55% , 05/27/25 .................. EUR 8 856,145
Citigroup, Inc. ( First Citizens BancShares, Inc. ) ,
12.89% , 06/02/25 .................. USD 1 1,242,486
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 20.72% , 05/15/25 ............. 20 1,392,830
Morgan Stanley & Co. LLC ( Wells Fargo & Co. ) ,
30.37% , 05/28/25 .................. 24 1,637,254
Nomura Holdings, Inc. ( Citizens Financial Group,
Inc. ) , 36.92% , 05/30/25 ............... 14 492,302
Royal Bank of Canada ( Bank of America Corp. ) ,
15.57% , 05/29/25 .................. 33 1,308,503
Royal Bank of Canada ( JPMorgan Chase & Co. ) ,
14.85% , 05/28/25 .................. 19 4,764,956
11,694,476
Beverages — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Coca-Cola Co.
(The) ) , 8.00% , 06/12/25 .............. 11 816,648
BNP Paribas SA ( Pernod Ricard SA ) ,
22.36% , 05/12/25 .................. EUR 2 173,881
Societe Generale SA ( Keurig Dr Pepper, Inc. ) ,
17.59% , 05/19/25 .................. USD 4 126,434
1,116,963

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.5%
(b)(c)
Barclays Bank plc ( Amgen, Inc. ) ,
12.91% , 05/01/25 .................. USD 6 $ 1,776,568
BNP Paribas SA ( AbbVie, Inc. ) ,
16.28% , 06/10/25 .................. 9 1,673,270
BNP Paribas SA ( United Therapeutics Corp. ) ,
22.09% , 06/13/25 .................. 3 1,002,184
JPMorgan Structured Products BV ( Gilead
Sciences, Inc. ) , 17.08% , 06/10/25 ....... 16 1,649,884
6,101,906
Broadline Retail — 1.3%
(b)(c)
Barclays Bank plc ( MercadoLibre, Inc. ) ,
17.61% , 05/07/25 .................. —
(n)
1,032,001
BNP Paribas SA ( PDD Holdings, Inc. ) ,
31.04% , 06/12/25 .................. 2 187,632
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 20.35% , 05/01/25 ........... 37 6,870,323
Morgan Stanley & Co. LLC ( Coupang, Inc. ) ,
58.37% , 05/08/25 .................. 37 811,521
Societe Generale SA ( Amazon.com, Inc. ) ,
21.36% , 06/09/25 .................. 1 148,409
UBS AG ( Amazon.com, Inc. ) , 10.10% , 05/01/25 30 5,546,634
14,596,520
Building Products — 0.4%
(b)(c)
Barclays Bank plc ( Johnson Controls
International plc ) , 18.07% , 05/01/25 ...... 16 1,291,924
Canadian Imperial Bank of Commerce ( Johnson
Controls International plc ) , 31.10% , 05/08/25
(a)
2 174,107
Morgan Stanley & Co. LLC ( Trane Technologies
plc ) , 10.20% , 05/01/25 ............... 7 2,551,578
4,017,609
Capital Markets — 1.6%
(b)(c)
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
24.06% , 05/19/25 .................. 9 349,848
Barclays Bank plc ( KKR & Co., Inc. ) ,
17.83% , 05/02/25 .................. 12 1,419,034
Barclays Bank plc ( Morgan Stanley ) ,
26.94% , 05/28/25 .................. 21 2,446,978
Barclays Bank plc ( Nasdaq, Inc. ) ,
12.77% , 06/09/25 .................. 9 653,887
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 18.20% , 06/09/25 ............... 9 1,292,693
BMO Capital Markets Corp. ( Evercore Inc ) ,
27.60% , 06/13/25 .................. 6 1,170,516
JPMorgan Structured Products BV ( S&P Global,
Inc. ) , 12.14% , 06/12/25 ............... 3 1,636,482
Morgan Stanley & Co. LLC ( Bank of New York
Mellon Corp. (The) ) , 24.72% , 05/28/25 .... 14 1,107,914
Morgan Stanley & Co. LLC ( Intercontinental
Exchange, Inc. ) , 8.95% , 05/02/25 ........ 7 1,255,084
Morgan Stanley & Co. LLC ( Moody's Corp. ) ,
18.53% , 06/05/25 .................. 2 987,914
Royal Bank of Canada ( Blackstone, Inc. ) ,
29.93% , 06/02/25 .................. 12 1,606,224
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 26.78% , 05/29/25 .......... 6 2,989,224
Royal Bank of Canada ( Moody's Corp. ) ,
11.35% , 05/05/25 .................. 2 944,086
Societe Generale SA ( Intercontinental Exchange,
Inc. ) , 11.88% , 05/19/25 ............... 2 337,825
18,197,709
Security
Par (000)
Par (000) Value
Chemicals — 0.7%
(b)(c)
BMO Capital Markets Corp. ( PPG Industries,
Inc. ) , 27.20% , 06/02/25 ............... USD 3 $ 304,150
BNP Paribas SA ( International Flavors &
Fragrances, Inc. ) , 19.10% , 05/08/25 ...... 6 466,573
JPMorgan Structured Products BV ( Sherwin-
Williams Co. (The) ) , 14.61% , 06/12/25 .... 1 492,443
Mizuho Markets Cayman LP ( Air Products and
Chemicals, Inc. ) , 21.47% , 05/05/25 ....... 2 407,780
Morgan Stanley & Co. LLC ( Axalta Coating
Systems Ltd. ) , 16.30% , 05/01/25 ........ 38 1,191,941
Societe Generale SA ( Albemarle Corp. ) ,
25.53% , 05/19/25 .................. 2 131,066
Societe Generale SA ( Ecolab, Inc. ) ,
8.49% , 06/12/25 ................... 7 1,644,308
Societe Generale SA ( Linde plc ) ,
9.66% , 05/05/25 ................... 4 1,944,816
Toronto-Dominion Bank (The) ( Dow, Inc. ) ,
38.52% , 06/09/25 .................. 32 988,066
Toronto-Dominion Bank (The) ( Scotts Miracle-
Gro Co. (The) ) , 43.41% , 06/13/25 ........ 13 675,896
8,247,039
Commercial Services & Supplies — 0.3%
(b)(c)
Barclays Bank plc ( Rentokil Initial plc ) ,
22.30% , 05/27/25 .................. GBP 92 420,561
Morgan Stanley & Co. LLC ( Republic Services,
Inc. ) , 9.25% , 06/10/25 ............... USD 7 1,667,396
Societe Generale SA ( Waste Management, Inc. ) ,
11.69% , 06/12/25 .................. 5 1,161,571
3,249,528
Communications Equipment — 0.2%
(b)(c)
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 19.46% , 05/08/25 ............... 26 2,148,874
Societe Generale SA ( Cisco Systems, Inc. ) ,
17.45% , 06/09/25 .................. 5 257,264
2,406,138
Construction & Engineering — 0.1%
Toronto-Dominion Bank (The) ( EMCOR Group,
Inc. ) , 19.95% , 06/13/25
(b) (c)
............ 2 662,243
Construction Materials — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Vulcan Materials
Co. ) , 15.90% , 06/13/25 ............... 5 1,336,176
BNP Paribas SA ( Martin Marietta Materials, Inc. ) ,
14.71% , 06/13/25 .................. 3 1,328,849
Morgan Stanley & Co. LLC ( Heidelberg Materials
AG ) , 18.17% , 05/29/25 ............... 3 779,282
3,444,307
Consumer Finance — 0.6%
(b)(c)
Morgan Stanley & Co. LLC ( American Express
Co. ) , 15.48% , 06/02/25 ............... 9 2,318,332
Morgan Stanley & Co. LLC ( Capital One
Financial Corp. ) , 25.92% , 06/06/25 ....... 8 1,458,847
Royal Bank of Canada ( Ally Financial, Inc. ) ,
30.54% , 06/05/25 .................. 41 1,323,159
Royal Bank of Canada ( Synchrony Financial ) ,
31.93% , 06/05/25 .................. 26 1,340,295
Toronto-Dominion Bank (The) ( Discover Financial
Services ) , 25.92% , 06/09/25 ........... 5 956,513
7,397,146
Consumer Staples Distribution & Retail — 1.0%
(b)(c)
Barclays Bank plc ( Walmart, Inc. ) ,
14.31% , 05/16/25 .................. 51 4,923,008
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 12.33% , 05/07/25 ............. 4 3,386,726

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Goldman Sachs International ( Dollar General
Corp. ) , 19.81% , 05/30/25 ............. USD 24 $ 2,252,607
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 20.82% , 06/16/25 ............. 3 232,856
Societe Generale SA ( Dollar Tree, Inc. ) ,
32.59% , 06/09/25 .................. 3 221,186
Toronto-Dominion Bank (The) ( Dollar General
Corp. ) , 27.03% , 05/01/25 ............. 3 255,396
11,271,779
Containers & Packaging — 0.2%
(b)(c)
Canadian Imperial Bank of Commerce (Sealed
Air Corp.)
24.30% , 05/08/25
(a)
................. 9 246,690
24.55% , 05/15/25
(a)
................. 9 247,582
Morgan Stanley & Co. LLC ( Sealed Air Corp. ) ,
53.88% , 05/07/25 .................. 37 990,613
Societe Generale SA ( Crown Holdings, Inc. ) ,
13.22% , 06/12/25 .................. 5 490,254
Toronto-Dominion Bank (The) ( International
Paper Co. ) , 27.30% , 06/13/25 .......... 14 656,367
2,631,506
Distributors — 0.0%
Royal Bank of Canada ( Genuine Parts Co. ) ,
17.47% , 06/05/25
(b) (c)
................ 4 487,210
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc ( AT&T, Inc. ) , 13.35% , 06/06/25 118 3,249,251
Citigroup, Inc. ( Verizon Communications, Inc. ) ,
18.89% , 05/15/25 .................. 12 527,339
Morgan Stanley & Co. LLC ( Singapore
Telecommunications Ltd. ) , 29.47% , 06/12/25 5 106,036
3,882,626
Electric Utilities — 0.1%
(b)(c)
Barclays Bank plc ( Exelon Corp. ) ,
15.57% , 05/19/25 .................. 8 344,227
BNP Paribas SA ( PG&E Corp. ) ,
19.14% , 05/29/25 .................. 13 214,070
JPMorgan Structured Products BV ( American
Electric Power Co., Inc. ) , 17.57% , 06/12/25 . 1 107,576
665,873
Electrical Equipment — 0.1%
BMO Capital Markets Corp. ( Generac Holdings,
Inc. ) , 27.10% , 06/13/25
(b) (c)
............ 9 1,006,730
Electronic Equipment, Instruments & Components — 0.6%
(b)(c)
BMO Capital Markets Corp. ( CDW Corp. ) ,
12.65% , 05/01/25 .................. 7 1,049,609
BMO Capital Markets Corp. ( Corning, Inc. ) ,
25.70% , 06/12/25 .................. 18 816,552
Morgan Stanley & Co. LLC ( Amphenol Corp. ) ,
18.61% , 06/06/25 .................. 18 1,315,408
Royal Bank of Canada ( Flex Ltd. ) ,
25.59% , 05/01/25 .................. 70 2,444,021
Societe Generale SA ( Keysight Technologies,
Inc. ) , 20.20% , 05/19/25 ............... 1 205,337
Societe Generale SA ( Zebra Technologies Corp. ) ,
26.03% , 06/12/25 .................. 6 1,629,086
7,460,013
Energy Equipment & Services — 0.1%
JPMorgan Structured Products BV
( Schlumberger NV ) , 30.31% , 06/10/25
(b) (c)
.. 24 793,860
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 11.99% , 05/07/25 ............. USD 21 $ 1,912,865
Societe Generale SA ( Electronic Arts, Inc. ) ,
18.01% , 05/05/25 .................. 2 318,138
Societe Generale SA ( Walt Disney Co. (The) ) ,
19.82% , 05/19/25 .................. 2 202,018
2,433,021
Financial Services — 1.1%
(b)(c)
BMO Capital Markets Corp. ( PayPal Holdings,
Inc. ) , 19.55% , 06/12/25 ............... 25 1,640,690
BMO Capital Markets Corp. ( Visa, Inc. ) ,
22.09% , 05/29/25 .................. 1 173,278
Citigroup, Inc. ( Visa, Inc. ) , 11.01% , 06/13/25 ... 10 3,337,683
Mizuho Markets Cayman LP ( Voya Financial,
Inc. ) , 23.12% , 05/05/25 ............... 7 421,629
Morgan Stanley & Co. LLC ( Fiserv, Inc. ) ,
12.76% , 06/10/25 .................. 18 3,311,224
Societe Generale SA ( Global Payments, Inc. ) ,
27.08% , 06/09/25 .................. 2 111,891
Toronto-Dominion Bank (The) (Fidelity National
Information Services, Inc.)
23.18% , 05/01/25 .................. 6 404,016
19.22% , 06/16/25 .................. 5 368,392
Toronto-Dominion Bank (The) ( Mastercard, Inc. ) ,
16.04% , 05/01/25 .................. 6 3,339,488
13,108,291
Food Products — 0.3%
(b)(c)
BNP Paribas SA ( Tyson Foods, Inc. ) ,
14.67% , 05/07/25 .................. 21 1,300,707
Citigroup, Inc. ( Mondelez International, Inc. ) ,
10.87% , 06/13/25 .................. 19 1,315,826
JPMorgan Structured Products BV ( Kraft Heinz
Co. (The) ) , 25.36% , 06/12/25 ........... 17 492,053
Morgan Stanley & Co. LLC ( Lamb Weston
Holdings, Inc. ) , 38.95% , 05/22/25 ........ 7 383,592
UBS AG ( Kraft Heinz Co. (The) ) ,
19.30% , 05/29/25 .................. 14 399,300
3,891,478
Ground Transportation — 0.5%
(b)(c)
Barclays Bank plc ( Norfolk Southern Corp. ) ,
18.97% , 06/06/25 .................. 4 957,497
Mizuho Markets Cayman LP ( Uber Technologies,
Inc. ) , 13.51% , 05/09/25 ............... 53 4,319,656
Royal Bank of Canada ( Lyft, Inc. ) ,
29.75% , 05/06/25 .................. 54 669,520
5,946,673
Health Care Equipment & Supplies — 0.8%
(b)(c)
Barclays Bank plc ( Intuitive Surgical, Inc. ) ,
19.78% , 06/06/25 .................. 3 1,631,555
BNP Paribas SA ( GE HealthCare Technologies,
Inc. ) , 15.74% , 06/13/25 ............... 14 994,759
JPMorgan Structured Products BV ( Boston
Scientific Corp. ) , 13.72% , 06/06/25 ....... 32 3,248,564
JPMorgan Structured Products BV ( Koninklijke
Philips NV ) , 58.21% , 06/05/25 .......... EUR 6 141,407
Morgan Stanley & Co. LLC ( IDEXX Laboratories,
Inc. ) , 20.80% , 05/01/25 ............... USD 3 1,341,210
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.30% , 05/01/25 ..... 8 543,415
Royal Bank of Canada ( Medtronic plc ) ,
13.51% , 05/22/25 .................. 9 790,758
8,691,668

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.4%
(b)(c)
Bank of Montreal ( Cigna Group (The) ) ,
20.84% , 06/09/25 .................. USD —
(n)
$ 101,608
BMO Capital Markets Corp. ( Cardinal Health,
Inc. ) , 18.26% , 05/02/25 ............... 15 2,019,224
BNP Paribas SA ( CVS Health Corp. ) ,
22.44% , 05/08/25 .................. 17 1,163,483
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
13.10% , 06/12/25 .................. 5 1,325,232
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
25.68% , 06/12/25 .................. 12 1,652,084
Citigroup, Inc. ( Humana, Inc. ) , 31.78% , 06/13/25 4 1,174,039
JPMorgan Structured Products BV ( Labcorp
Holdings, Inc. ) , 15.42% , 05/15/25 ........ 3 738,803
Royal Bank of Canada ( Elevance Health, Inc. ) ,
17.15% , 06/05/25 .................. 8 3,232,055
Royal Bank of Canada ( Quest Diagnostics, Inc. ) ,
11.10% , 06/05/25 .................. 11 1,955,267
Societe Generale SA ( Centene Corp. ) ,
18.95% , 05/19/25 .................. 5 271,196
Societe Generale SA ( McKesson Corp. ) ,
11.71% , 05/08/25 .................. 2 1,336,901
Toronto-Dominion Bank (The) ( Amplifon SpA ) ,
17.62% , 06/09/25 .................. 3 1,283,022
UBS AG ( Elevance Health, Inc. ) ,
20.40% , 05/29/25 .................. 1 468,980
16,721,894
Hotels, Restaurants & Leisure — 1.5%
(b)(c)
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
16.26% , 06/11/25 .................. 3 1,637,195
BNP Paribas SA ( Airbnb, Inc. ) , 23.23% , 05/08/25 8 984,376
BNP Paribas SA ( Booking Holdings, Inc. ) ,
18.65% , 06/13/25 .................. —
(n)
1,490,286
BNP Paribas SA ( Wingstop, Inc. ) ,
31.96% , 06/13/25 .................. 2 500,014
Citigroup, Inc. ( Chipotle Mexican Grill, Inc. ) ,
17.13% , 06/09/25 .................. 23 1,150,462
Citigroup, Inc. ( Las Vegas Sands Corp. ) ,
27.83% , 06/09/25 .................. 22 809,069
JPMorgan Structured Products BV ( Hilton
Worldwide Holdings, Inc. ) , 13.11% , 06/12/25 4 821,303
Morgan Stanley & Co. LLC ( Boyd Gaming Corp. ) ,
18.00% , 06/10/25 .................. 19 1,301,139
Morgan Stanley & Co. LLC ( Papa John's
International, Inc. ) , 70.66% , 05/09/25 ..... 29 991,638
Morgan Stanley & Co. LLC ( Wynn Resorts Ltd. ) ,
31.32% , 05/07/25 .................. 24 1,915,175
Royal Bank of Canada ( MGM Resorts
International ) , 22.42% , 05/02/25 ......... 21 646,682
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.90% , 05/01/25 .................. —
(n)
1,271,808
Societe Generale SA ( Expedia Group, Inc. ) ,
19.30% , 05/05/25 .................. 6 883,955
Societe Generale SA ( Royal Caribbean Cruises
Ltd. ) , 28.63% , 06/12/25 .............. 4 812,829
UBS AG ( McDonald's Corp. ) , 9.90% , 05/01/25 . 5 1,675,901
16,891,832
Household Durables — 0.1%
(b)(c)
Barclays Bank plc ( PulteGroup, Inc. ) ,
22.69% , 06/05/25 .................. 8 812,453
Toronto-Dominion Bank (The) ( Whirlpool Corp. ) ,
37.88% , 06/09/25 .................. 8 631,393
1,443,846
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Royal Bank of Canada ( Henkel AG & Co. KGaA ) ,
34.71% , 06/05/25
(b) (c)
................ EUR 2 $ 133,573
Industrial Conglomerates — 0.2%
(b)(c)
Barclays Bank plc ( Siemens AG ) ,
24.71% , 05/12/25 .................. 1 158,477
Morgan Stanley & Co. LLC ( 3M Co. ) ,
21.40% , 06/05/25 .................. USD 12 1,622,527
1,781,004
Industrial REITs — 0.0%
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
16.42% , 05/22/25
(b) (c)
................ 7 223,582
Insurance — 0.8%
(b)(c)
Barclays Bank plc ( Progressive Corp. (The) ) ,
13.33% , 05/30/25 .................. 10 2,916,189
Barclays Bank plc ( Travelers Cos., Inc. (The) ) ,
10.82% , 05/30/25 .................. 6 1,633,460
Morgan Stanley & Co. LLC ( Fidelity National
Financial, Inc. ) , 19.39% , 05/05/25 ........ 14 892,072
Morgan Stanley & Co. LLC ( W R Berkley Corp. ) ,
14.23% , 06/05/25 .................. 16 1,130,759
Societe Generale SA ( Allstate Corp. (The) ) ,
14.83% , 05/02/25 .................. 9 1,870,776
Toronto-Dominion Bank (The) (American
International Group, Inc.)
27.33% , 05/01/25 .................. 8 689,237
19.41% , 06/16/25 .................. 3 254,200
UBS AG ( Willis Towers Watson plc ) ,
19.70% , 05/29/25 .................. 1 289,597
9,676,290
Interactive Media & Services — 0.7%
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
17.01% , 06/10/25
(b) (c)
................ 50 8,043,985
IT Services — 0.1%
(b)(c)
Morgan Stanley & Co. LLC ( Cognizant
Technology Solutions Corp. ) ,
23.07% , 06/12/25 .................. 4 252,420
Morgan Stanley & Co. LLC ( Snowflake, Inc. ) ,
42.20% , 05/22/25 .................. 6 986,813
1,239,233
Leisure Products — 0.1%
(b)(c)
BNP Paribas SA ( Hasbro, Inc. ) ,
32.01% , 05/01/25 .................. 6 394,359
Royal Bank of Canada ( Hasbro, Inc. ) ,
22.15% , 06/16/25 .................. 3 172,816
567,175
Life Sciences Tools & Services — 0.4%
(b)(c)
Barclays Bank plc ( Thermo Fisher Scientific,
Inc. ) , 18.07% , 06/06/25 ............... 7 3,156,560
Morgan Stanley & Co. LLC ( Danaher Corp. ) ,
15.85% , 06/05/25 .................. 10 1,951,957
5,108,517
Machinery — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Caterpillar, Inc. ) ,
15.00% , 06/13/25 .................. 4 1,337,369
BMO Capital Markets Corp. ( Flowserve Corp. ) ,
19.04% , 06/13/25 .................. 30 1,341,259
BMO Capital Markets Corp. ( Parker-Hannifin
Corp. ) , 15.41% , 05/01/25 ............. 1 643,919
Morgan Stanley & Co. LLC ( Westinghouse Air
Brake Technologies Corp. ) , 18.95% , 06/06/25 4 794,148
Societe Generale SA ( CNH Industrial NV ) ,
21.69% , 05/19/25 .................. 19 219,763

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Societe Generale SA ( Xylem, Inc. ) ,
14.45% , 06/12/25 .................. USD 11 $ 1,317,115
Toronto-Dominion Bank (The) ( Illinois Tool Works,
Inc. ) , 10.71% , 06/13/25 ............... 3 660,263
6,313,836
Media — 0.2%
(b)(c)
Barclays Bank plc ( WPP plc ) , 23.01% , 05/27/25 GBP 89 678,040
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 22.29% , 06/10/25 .. USD 3 1,333,263
Toronto-Dominion Bank (The) ( Interpublic Group
of Cos., Inc. (The) ) , 23.25% , 06/09/25 ..... 19 484,622
2,495,925
Metals & Mining — 0.1%
(b)(c)
Citigroup, Inc. ( Freeport-McMoRan, Inc. ) ,
26.66% , 06/09/25 .................. 26 948,690
Royal Bank of Canada ( Teck Resources Ltd. ) ,
30.25% , 05/22/25 .................. 8 265,432
1,214,122
Multi-Utilities — 0.0%
(b)(c)
Morgan Stanley & Co. LLC ( Sempra ) ,
18.73% , 05/01/25 .................. 5 342,838
Royal Bank of Canada ( Sempra ) ,
23.38% , 06/16/25 .................. 2 141,835
484,673
Oil, Gas & Consumable Fuels — 0.4%
(b)(c)
Barclays Bank plc ( Kinder Morgan, Inc. ) ,
26.87% , 06/02/25 .................. 52 1,394,081
Barclays Bank plc ( Shell plc ) , 13.94% , 05/12/25 GBP 24 776,140
Barclays Bank plc ( Valero Energy Corp. ) ,
33.13% , 06/09/25 .................. USD 4 494,821
BNP Paribas SA ( BP plc ) , 21.54% , 05/27/25 ... GBP 138 646,712
Mizuho Markets Cayman LP ( Marathon
Petroleum Corp. ) , 17.72% , 05/07/25 ...... USD 4 613,276
Morgan Stanley & Co. LLC ( Kosmos Energy
Ltd. ) , 43.69% , 05/05/25 .............. 146 227,298
Toronto-Dominion Bank (The) ( Hess Corp. ) ,
21.97% , 06/13/25 .................. 5 659,544
4,811,872
Passenger Airlines — 0.0%
Barclays Bank plc ( United Airlines Holdings, Inc. ) ,
37.52% , 05/30/25
(b) (c)
................ 7 488,467
Pharmaceuticals — 0.7%
(b)(c)
JPMorgan Structured Products BV ( Bayer AG ) ,
40.77% , 06/05/25 .................. EUR 6 151,589
Royal Bank of Canada ( Johnson & Johnson ) ,
17.80% , 05/29/25 .................. USD 8 1,288,955
Societe Generale SA ( Pfizer, Inc. ) ,
28.35% , 06/12/25 .................. 68 1,659,302
Toronto-Dominion Bank (The) ( Eli Lilly & Co. ) ,
22.21% , 05/02/25 .................. 6 5,117,023
8,216,869
Professional Services — 0.2%
(b)(c)
Citigroup, Inc. ( TransUnion ) , 20.40% , 06/09/25 . 6 486,456
Mizuho Markets Cayman LP ( Leidos Holdings,
Inc. ) , 22.82% , 05/05/25 ............... 2 267,659
Royal Bank of Canada ( Equifax, Inc. ) ,
21.27% , 06/05/25 .................. 3 826,451
Societe Generale SA ( Robert Half, Inc. ) ,
21.41% , 05/19/25 .................. 3 116,829
Toronto-Dominion Bank (The) (SS&C
Technologies Holdings, Inc.)
22.65% , 05/01/25 .................. 6 446,115
Security
Par (000)
Par (000) Value
Professional Services (continued)
22.09% , 05/08/25 .................. USD 7 $ 547,244
2,690,754
Semiconductors & Semiconductor Equipment — 1.6%
(b)(c)
Barclays Bank plc ( Texas Instruments, Inc. ) ,
24.95% , 06/09/25 .................. 10 1,604,075
BNP Paribas SA ( Teradyne, Inc. ) ,
33.70% , 06/12/25 .................. 6 495,722
Citigroup, Inc. ( STMicroelectronics NV ) ,
29.01% , 06/02/25 .................. 18 391,424
Goldman Sachs International ( QUALCOMM,
Inc. ) , 13.25% , 05/02/25 ............... 16 2,400,468
JPMorgan Structured Products BV ( NVIDIA
Corp. ) , 30.20% , 05/29/25 ............. 115 12,584,122
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.22% , 05/22/25 .................. 1 98,345
Societe Generale SA ( Intel Corp. ) ,
36.63% , 06/09/25 .................. 3 70,314
Toronto-Dominion Bank (The) ( Lam Research
Corp. ) , 25.95% , 06/09/25 ............. 16 1,141,418
18,785,888
Software — 1.6%
(b)(c)
Barclays Bank plc ( Roper Technologies, Inc. ) ,
12.14% , 06/11/25 .................. 3 1,639,457
Barclays Bank plc ( ServiceNow, Inc. ) ,
21.24% , 06/09/25 .................. 5 4,580,268
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
13.37% , 05/07/25 .................. 6 2,327,452
BMO Capital Markets Corp. ( Cadence Design
Systems, Inc. ) , 19.40% , 06/12/25 ........ 2 495,490
BMO Capital Markets Corp. ( Fair Isaac Corp. ) ,
18.80% , 06/13/25 .................. 1 994,305
Goldman Sachs International ( Docusign, Inc. ) ,
21.65% , 06/06/25 .................. 14 1,117,068
HSBC Bank plc ( Microsoft Corp. ) ,
10.30% , 06/02/25 .................. 2 747,567
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
21.55% , 05/23/25 .................. 3 1,621,932
Morgan Stanley & Co. LLC ( Manhattan
Associates, Inc. ) , 18.58% , 06/06/25 ...... 7 1,262,868
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 22.97% , 05/20/25 ............... 10 1,715,799
Morgan Stanley & Co. LLC ( Salesforce, Inc. ) ,
27.59% , 05/29/25 .................. 2 645,922
Morgan Stanley & Co. LLC ( Workday, Inc. ) ,
28.97% , 05/23/25 .................. 7 1,637,656
18,785,784
Specialized REITs — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Digital Realty
Trust, Inc. ) , 21.96% , 06/10/25 .......... 8 1,303,616
Mizuho Markets Cayman LP ( Crown Castle, Inc. ) ,
16.62% , 05/22/25 .................. 7 681,960
1,985,576
Specialty Retail — 0.5%
(b)(c)
Barclays Bank plc ( Ulta Beauty, Inc. ) ,
23.70% , 05/29/25 .................. 3 1,304,827
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 24.80% , 05/21/25 .......... 4 1,597,829
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
26.61% , 05/21/25 .................. 4 791,633
Morgan Stanley & Co. LLC ( TJX Cos., Inc.
(The) ) , 16.09% , 05/21/25 ............. 12 1,576,206
5,270,495

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 1.4%
(b)(c)
Citigroup, Inc. ( Seagate Technology Holdings
plc ) , 25.59% , 06/13/25 ............... USD 9 $ 840,234
Citigroup, Inc. ( Western Digital Corp. ) ,
29.51% , 06/02/25 .................. 10 393,258
Mizuho Markets Cayman LP ( HP, Inc. ) ,
8.70% , 05/19/25 ................... 16 418,981
Royal Bank of Canada ( Apple, Inc. ) ,
12.20% , 05/02/25 .................. 64 13,656,347
Toronto-Dominion Bank (The) ( Western Digital
Corp. ) , 35.79% , 06/13/25 ............. 15 665,091
15,973,911
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
26.73% , 05/12/25 .................. GBP 12 118,040
Barclays Bank plc ( Swatch Group AG (The) ) ,
22.71% , 05/12/25 .................. CHF 3 451,888
Societe Generale SA ( NIKE, Inc. ) ,
27.51% , 06/09/25 .................. USD 2 102,780
672,708
Tobacco — 0.4%
(b)(c)
Barclays Bank plc ( Philip Morris International,
Inc. ) , 10.64% , 06/06/25 ............... 19 3,249,267
BMO Capital Markets Corp. ( Altria Group, Inc. ) ,
9.94% , 06/12/25 ................... 20 1,146,665
Royal Bank of Canada ( British American Tobacco
plc ) , 14.07% , 06/05/25 ............... GBP 8 322,842
4,718,774
Trading Companies & Distributors — 0.1%
Barclays Bank plc ( United Rentals, Inc. ) ,
24.57% , 06/09/25
(b) (c)
................ USD 1 951,072
Transportation Infrastructure — 0.3%
(b)(c)
BNP Paribas SA ( Aeroports de Paris SA ) ,
9.97% , 06/13/25 ................... 6 1,661,348
Canadian Imperial Bank of Commerce ( Aeroports
de Paris SA ) , 13.30% , 05/02/25 ......... 6 1,805,090
3,466,438
Total Equity-Linked Notes — 26 .5%
(Cost: $ 308,723,545 ) .............................. 307,553,687
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
02/14/30 41 39,966
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 185 182,785
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30 .................. 103 101,455
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(f)
.................. 337 331,945
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 665,903 ) ................................. 656,151
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... USD 207 $ 205,422
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 313 307,221
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 632 347,920
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 120 65,807
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , 10/31/31
(o)
..................... 677 672,458
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , 10/31/31
(o)
..................... 258 256,327
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 91 89,446
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%;
6-mo. CME Term SOFR at 0.50% Floor +
2.75% at 0.50% Floor + 0.00%), 7.03% -
7.07%
,
02/26/32 ................... 158 155,790
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 429 385,850
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 100 75,082
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 38 37,601
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 80 80,014
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 144 141,763
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 1,385 1,370,288
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 345 343,543
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 230 227,455
4,761,987
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 267 238,724
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 606 593,069
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 558 545,679
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 158 156,420

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... USD 583 $ 577,640
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 106 100,380
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 272 256,700
2,468,612
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
07/02/31
(a) (f)
............ 277 275,324
Beverages — 0.1%
Naked Juice LLC, 1st Lien Term Loan
(a)
01/24/29
(o)
....................... 322 201,471
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... 345 328,822
(3-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.31% , 01/24/30 ........... 189 53,376
583,669
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(a)
.................. 585 581,072
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(f)
. 82 81,518
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 938 922,229
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ................... 77 36,029
1,039,776
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31 ............. 202 200,108
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 65 64,638
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 676 667,255
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 236 232,352
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 735 709,138
1,873,491
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(o)
.............. 494 483,196
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 129 127,819
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ USD 469 $ 465,749
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 542 541,676
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 185 183,833
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
11/25/31 .............. 311 309,899
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 384 382,736
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
09/15/31 ........ 261 257,766
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 553 545,202
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31
(f)
............. 133 132,502
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31 ............ 28 27,511
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 219 217,646
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31 ............ 157 155,528
3,831,063
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ 271 264,250
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 230 223,570
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
11/01/30 ................... 429 420,673
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 25 24,775
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 376 374,590
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 149 145,461
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
02/15/30 ................... 280 279,134
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 52 48,859
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31 ............. 99 82,665

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(o)
....................... USD 320 $ 291,152
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
11/26/31
(f)
............. 310 305,569
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.32%
,
03/29/28 ........ 509 498,730
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 255 253,445
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , 06/23/31
(o)
................. 488 481,817
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.71%), 7.10%
,
12/31/26 .. 164 151,760
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 94 93,765
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 400 392,138
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 447 437,347
4,769,700
Commercial Services & Supplies — 0.7%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.05%
,
10/24/30
(f)
....... 69 68,972
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 1,084 1,082,041
Anticimex Global AB, 1st Lien Term Loan B6 ,
11/16/28
(o)
....................... 100 99,492
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/06/28 ............. 81 80,806
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
06/24/30 ............. 533 532,506
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
09/06/27
(o)
....................... 324 323,752
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 191 188,970
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 227 227,620
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 1,084 1,074,694
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
02/01/29 ............. 309 305,789
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
06/02/31 ............ 183 181,779
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 108 107,494
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... USD 361 $ 310,633
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 620 618,066
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 85 84,920
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
03/08/32 ... 379 373,235
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(f)
............. 546 539,654
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
11/30/28 .............. 301 299,683
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
11/30/28 .............. 18 18,193
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 15 14,798
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 207 202,959
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29 ... 67 66,051
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. 470 466,018
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27
(f)
.................. 139 131,827
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(o)
274 266,109
7,666,061
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 287 285,191
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 77 71,853
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 59 53,594
410,638
Construction & Engineering — 0.1%
(a)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... 230 229,405
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 683 630,039
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
11/03/31 .............. 91 90,016
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.57%
,
12/15/28 ............. 169 166,242

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... USD 299 $ 299,201
1,414,903
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 461 460,650
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 141 131,302
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 192 183,245
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.32%
,
12/14/27 ................... 66 65,979
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
04/14/31
(o)
....................... 352 345,050
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. 234 229,617
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 308 301,560
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29 ... 63 60,960
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 64 63,630
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 853 830,290
2,672,283
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... 61 60,597
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 11/22/28 ............ 269 269,717
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 10/03/31 ........... 122 121,958
452,272
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.07%
,
11/29/30 ............ 847 843,757
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 464 462,928
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(o)
.............. 332 329,165
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 279 274,023
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 53 52,837
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
03/04/32 ............ USD 67 $ 67,139
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 175 168,809
2,198,658
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (o)
...................... 195 150,026
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.07%
,
11/24/28 .... 393 391,056
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 131 130,497
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.28% -
8.32%
,
08/11/28 ................... 24 23,500
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 214 212,865
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
03/26/31 ............. 171 169,805
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 207 205,736
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 270 269,129
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 96 94,817
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 478 471,078
1,968,483
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(a)
............ 276 273,467
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(f)
.................. 95 87,925
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 123 109,946
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 118 116,648
Level 3 Financing, Inc., 1st Lien Term Loan B ,
03/29/32
(o)
....................... 736 733,424
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 26 25,989
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , 04/16/29
(o)
..................... 244 232,952

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. USD 415 $ 394,779
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.00%), 8.69% -
8.82%
,
09/01/28
(f)
.................. 106 94,440
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 383 334,790
Twitter, Inc., 1st Lien Term Loan B1 , 10/26/29
(o)
. 260 251,615
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.69%
,
01/31/29 ........ 83 81,689
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 1,133 1,051,133
3,515,330
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(o)
....................... 309 307,700
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. 309 308,059
615,759
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/23/30
(a)
............ 232 231,130
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(f)
.................. 384 380,806
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 448 442,450
823,256
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 99 98,722
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. 374 364,770
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
10/01/31 ............. 810 804,726
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(o)
....................... 516 512,940
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(o)
....................... 258 256,958
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 389 387,749
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 405 381,306
Security
Par (000)
Par (000) Value
Entertainment (continued)
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82%
,
08/19/26 ................... USD 203 $ 181,366
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 03/13/28
(o)
................. 306 298,398
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 693 692,250
WMG Acquisition Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/24/31 ............. 812 809,843
4,690,306
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.67%
,
12/21/28 ........ 371 363,520
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.57%
,
02/13/32 .. 310 302,637
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(o)
....................... 280 278,718
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 569 567,469
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 928 924,139
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
4.18%), 8.47%
,
01/31/31 ............. 1,165 1,162,280
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 465 461,416
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 232 230,599
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 653 617,155
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 182 165,573
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
03/24/32 ............. 905 892,176
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 25 24,836
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 60 57,818
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 558 554,646
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 617 613,809
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 60 59,139
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... 140 137,491
7,413,421

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... USD 764 $ 763,380
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.50%), 10.80%
,
03/31/32 ........... 22 22,008
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , 11/13/29
(f) (o)
................ 173 172,818
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 248 245,427
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(o)
....................... 569 564,623
1,768,256
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
03/25/32 ............ 149 147,929
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 108 102,163
250,092
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. 190 184,946
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 929 915,760
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 265 204,832
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 52 40,107
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.32% 08/20/29 ............. 39 15,205
1,360,850
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 483 476,632
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 306 302,623
779,255
Health Care Providers & Services — 0.5%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 278 276,671
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 405 402,323
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/28/31
(f)
....... 245 242,389
Ensemble RCM LLC, 1st Lien Term Loan B ,
08/01/29
(o)
....................... 544 543,034
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
11/01/28 .............. 507 504,385
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. USD 51 $ 51,994
EyeCare Partners LLC, 1st Lien Term Loan B ,
11/30/28
(o)
....................... 159 122,528
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02%
,
11/30/28
(d) (e)
........... 5 1,300
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ 132 79,163
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29
(f)
........... 87 43,500
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
10/23/28 ................... 2,026 2,010,705
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
10/27/28 ............. 445 444,161
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 156 153,982
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 399 397,020
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
08/01/31 ................... 79 78,615
5,351,770
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 1,023 1,012,548
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 629 615,069
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 405 375,781
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 217 216,379
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 620 596,633
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29
(f)
............. 122 121,731
2,938,141
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... 527 521,312
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.50%), 9.94%
,
03/11/30
(f)
........... 39 38,864
Aimbridge Acquisition Co., Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 7.61%), 11.94%
,
03/11/30
(f)
........... 35 34,020

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30
(f)
............. USD 232 $ 231,882
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 368 317,134
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 93 91,974
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 966 949,058
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 08/09/27 ........... 129 128,497
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 10/18/28 ........... 155 154,323
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/17/28
(f)
............. 40 39,597
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 155 153,018
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/04/32 ............. 390 386,182
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 1,004 976,940
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 774 761,432
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. 695 695,138
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(o)
.................. 204 196,206
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28
(f)
........... 31 30,976
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.08%
,
11/08/30 .... 507 504,894
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... 383 380,218
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 339 337,716
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 45 43,448
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 125 68,390
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 431 428,912
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
01/05/29 ............. 74 74,133
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 154 152,852
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31
(f)
... USD 73 $ 71,608
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
05/01/31 ........ 153 151,739
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 618 612,502
Whatabrands LLC, 1st Lien Term Loan B ,
08/03/28
(o)
....................... 391 387,939
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 240 239,423
9,160,327
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 580 563,858
Madison Safety & Flow LLC, 1st Lien Term Loan ,
09/26/31
(o)
....................... 156 155,071
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 42 41,456
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 351 286,477
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 6.81%
,
10/24/31 ............. 100 99,451
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 342 319,918
1,466,231
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 314 313,078
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 139 138,766
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 232 231,651
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 199 197,581
881,076
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.77%
,
10/18/31 ............. 79 78,210
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(o)
....................... 544 536,743
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 560 552,507
1,167,460

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ USD 1,728 $ 1,714,759
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 811 806,280
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
12/29/31 ............ 540 534,001
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 855 854,775
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.29%
,
05/27/31 ................... 540 534,504
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. 1,261 1,251,978
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30
(f)
.................. 234 230,780
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/15/31 ............. 542 539,425
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 744 734,813
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 620 615,138
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 533 529,330
8,345,783
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(a)
............ 420 413,822
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 217 209,578
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 223 220,665
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
07/30/27 ................... 234 228,368
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 120 111,772
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 107 97,938
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 801 665,268
Clearwater Analytics LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/21/32
(f)
............. 273 271,635
Security
Par (000)
Par (000) Value
IT Services (continued)
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ USD 390 $ 382,579
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 769 764,191
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31
(f)
............. 141 138,257
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
05/30/31 ........ 699 695,435
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 155 154,037
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(d) (e)
......... 156 45,093
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 17 17,372
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.30% , 07/27/28 ........... 42 38,310
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 69 34,991
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. 582 573,904
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 87 81,867
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 129 122,174
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 434 430,845
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 10/28/30
(o)
............... 265 263,525
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , 10/28/30
(o)
.............. 46 45,776
Project Boost Purchaser LLC, 1st Lien Term
Loan , 07/16/31
(o)
................... 471 465,975
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 1,000 994,076
7,053,631
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28 ............ 41 32,763
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28 ............. 54 53,869
86,632
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 18 17,940
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 36 32,042

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. USD 65 $ 64,632
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 16 16,222
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 257 247,813
378,649
Machinery — 0.6%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan B ,
07/31/28
(o)
....................... 553 545,662
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 460 458,968
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 88 87,641
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(f)
............. 95 94,184
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. 771 769,068
Generac Power Systems, Inc., 1st Lien Term
Loan , 06/12/31
(o)
................... 202 201,054
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 716 699,255
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.76%
,
11/02/28 .... 25 25,002
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.76%
,
06/21/28 ................... 773 764,685
Madison IAQ LLC, 1st Lien Term Loan B ,
03/29/32
(o)
....................... 386 381,901
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 132 132,925
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 264 261,873
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 424 422,030
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(o)
..................... 775 771,125
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 668 665,123
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 134 58,896
WEC US Holdings, Inc., 1st Lien Term Loan ,
01/27/31
(o)
....................... 410 405,610
6,745,002
Security
Par (000)
Par (000) Value
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
08/15/28
(o)
....................... USD 439 $ 394,000
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 121 120,570
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 163 161,955
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 66 63,374
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 568 545,984
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 39 39,245
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 85 84,246
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(f)
.................. 92 91,144
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 45 43,049
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 163 162,686
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 11/13/31
(o)
.................. 579 573,934
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.94%
,
04/28/28 ............. 111 109,058
2,389,245
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , 03/03/32
(a) (o)
.................. 859 846,115
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. 109 109,146
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 515 506,095
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 29 28,460
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 201 197,482
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
01/31/28 ................... 79 79,254
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.79%
,
10/30/28 ............. 52 37,363
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 369 365,014
1,322,814

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. USD 161 $ 157,769
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 493 485,813
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 202 197,925
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 213 206,806
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 387 375,124
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. 180 162,288
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 233 231,681
1,817,406
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 200 199,950
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 280 277,877
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 495 493,223
Opal LLC, 1st Lien Term Loan , 03/31/32
(o)
.... 470 465,596
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 215 205,282
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 216 215,264
1,857,192
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 388 387,611
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 314 309,795
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 464 457,337
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 766 762,762
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.78%
,
03/01/31
(f)
.................. 543 541,896
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 1,161 1,156,439
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 111 110,066
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.28%
,
07/31/30 ............. USD 110 $ 91,462
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 386 383,683
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 617 613,525
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 109 106,444
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 618 604,825
5,525,845
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.57%
,
01/31/30
(a)
.. 54 54,415
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 231 229,822
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 619 612,868
842,690
Software — 1.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. 651 649,471
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(o)
....................... 263 218,076
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
07/30/31 ............. 706 691,075
Capstone Borrower, Inc., 1st Lien Term Loan ,
06/17/30
(o)
....................... 308 306,492
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 995 992,087
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 1,075 1,062,084
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 640 632,122
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 424 416,306
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 117 109,590
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(f)
............. 789 787,028
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(f)
............. 132 127,037

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. USD 696 $ 692,003
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 94 93,883
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 155 153,618
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 801 793,011
02/13/32
(o)
....................... 121 119,548
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 1,084 1,067,578
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28
(f)
.................. 309 308,201
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32 ................... 777 770,893
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 602 563,416
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 181 170,634
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 122 106,821
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 47 45,598
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 770 764,662
Queen MergerCo, Inc., 1st Lien Term Loan B ,
04/26/32
(o)
....................... 295 294,631
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 464 459,239
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 37 35,077
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 244 228,558
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 21 20,010
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 9 8,534
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.32% , 11/15/29
(f)
.......... 51 48,258
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/09/31 ............. 854 852,216
Thunder Generation Funding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
09/26/31 ............ 231 230,516
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
02/10/31 ................... 1,109 1,104,180
Security
Par (000)
Par (000) Value
Software (continued)
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. USD 31 $ 31,357
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 742 737,572
15,691,382
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
0.00%), 6.81% - 6.82%
,
04/23/31 ........ 232 229,757
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.31%
,
05/04/28 ... 477 470,814
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 148 145,244
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 75 69,393
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... 55 51,113
966,321
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 369 368,102
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 481 479,120
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.29% - 8.55%
,
01/29/31 ...... 591 543,379
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 86 84,858
GYP Holdings III Corp., 1st Lien Term Loan B ,
05/13/30
(f) (o)
....................... 110 108,498
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.58%
,
06/29/29
(f)
............. 147 87,916
1,671,873
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , 09/23/31
(o)
614 605,988
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 343 339,562
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.50% at 0.50% Floor + 3.00%),
6.78% - 6.82%
,
07/01/31 ............. 237 234,123
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(f)
................. 103 102,344
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 54 49,584
1,331,601

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ USD 116 $ 109,064
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 405 404,619
513,683
Total Floating Rate Loan Interests — 11 .9%
(Cost: $ 140,126,322 ) .............................. 137,756,968
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(c)
....................... 200 201,500
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 270 270,164
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (b)
.......... EUR 100 113,353
France — 0.1%
Electricite de France SA
(a)(b)(j)
(5-Year EUR Swap Annual + 3.97%), 3.38% . 200 211,215
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 231,095
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 200 268,939
711,249
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 264 320,009
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 200 208,632
528,641
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 325 319,184
5.95% , 01/28/31 ................... 298 246,267
6.70% , 02/16/32 ................... 210 179,844
10.00% , 02/07/33 .................. 203 202,523
947,818
Morocco — 0.0%
OCP SA
5.13% , 06/23/51
(b)
.................. 217 158,360
7.50% , 05/02/54
(c)
.................. 232 227,186
385,546
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA , 5.13% ,
08/11/61
(c)
........................ 200 134,875
Peru — 0.1%
Corp. Financiera de Desarrollo SA
4.75% , 07/15/25
(b)
.................. 200 199,614
5.50% , 05/06/30
(c)
.................. 200 200,492
Petroleos del Peru SA , 4.75% , 06/19/32
(c)
.... 200 147,375
547,481
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 3,946,290 ) ............................... 3,840,627
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(c)
...... USD 200 $ 188,000
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(b)
...... 200 184,500
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(c)
... 200 179,500
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(b)
. 186 179,665
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(b)
.... 300 263,838
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 140 161,295
4.34% , 03/07/42 ................... USD 268 229,944
391,239
Colombia — 0.1%
Republic of Colombia
8.00% , 04/20/33 ................... 256 260,096
7.75% , 11/07/36 ................... 295 281,578
541,674
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(b)
.... 230 234,686
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(b)
.................. 287 287,897
4.50% , 01/30/30
(c)
.................. 383 356,717
7.05% , 02/03/31
(c)
.................. 155 159,882
4.88% , 09/23/32
(c)
.................. 306 275,112
6.95% , 03/15/37
(c)
.................. 150 149,025
1,228,633
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(b)
.................. EUR 160 155,561
7.63% , 05/29/32
(b)
.................. USD 428 360,376
9.45% , 02/04/33
(c)
.................. 200 183,250
7.50% , 02/16/61
(c)
.................. 200 129,424
828,611
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(b)
.. 325 279,906
Guatemala — 0.1%
Republic of Guatemala
(c)
7.05% , 10/04/32 ................... 380 398,620
6.60% , 06/13/36 ................... 225 224,775
623,395
Hungary — 0.1%
Hungary Government Bond
(c)
5.25% , 06/16/29 ................... 355 354,201
5.50% , 03/26/36 ................... 200 189,200
543,401
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 266 301,338
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.88% , 10/17/31
(b)
.................. 291 299,166
8.08% , 04/01/36
(c)
.................. USD 200 183,250
482,416

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jordan — 0.0%
Hashemite Kingdom of Jordan , 4.95% ,
07/07/25
(b)
....................... USD 200 $ 199,188
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(c)
....... 292 277,400
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 ................... 218 212,795
6.35% , 02/09/35 ................... 270 267,975
480,770
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(b)
... EUR 191 210,559
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(b)
.................. USD 256 237,601
4.75% , 04/02/35
(c)
.................. EUR 279 313,853
551,454
Nigeria — 0.0%
Federal Republic of Nigeria
10.38% , 12/09/34
(c)
................. USD 200 188,950
7.63% , 11/28/47
(b)
.................. 200 141,500
330,450
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(b)
EUR 182 213,826
Oman — 0.0%
Oman Government Bond , 6.75% , 01/17/48
(b)
.. USD 260 261,950
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 264 274,956
8.00% , 03/01/38 ................... 200 207,800
482,756
Paraguay — 0.0%
Republic of Paraguay , 2.74% , 01/29/33
(b)
..... 398 335,614
Peru — 0.0%
Republic of Peru , 1.86% , 12/01/32 ......... 203 160,015
Poland — 0.0%
Republic of Poland
4.88% , 10/04/33 ................... 75 74,175
5.50% , 04/04/53 ................... 235 220,329
294,504
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 296 288,896
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(c)
.................. 72 71,478
2.12% , 07/16/31
(b)
.................. EUR 351 323,572
5.88% , 07/11/32
(c)
.................. 311 346,922
6.25% , 09/10/34
(c)
.................. 284 314,732
1,056,704
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(b)
.................. USD 315 312,836
5.00% , 01/18/53
(c)
.................. 200 169,438
482,274
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(b)
.................. 200 206,125
Security
Par (000)
Par (000) Value
Serbia (continued)
6.00% , 06/12/34
(c)
.................. USD 200 $ 197,500
403,625
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(c)
.................. 200 189,951
5.00% , 10/12/46 ................... 279 184,238
5.75% , 09/30/49 ................... 252 178,817
7.95% , 11/19/54
(c)
.................. 222 200,521
753,527
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(c)
217 205,933
Ukraine — 0.0%
Ukraine Government Bond
(c)(k)
1.75% , 02/01/29 ................... 52 31,664
0.00% , 02/01/30 ................... 5 2,312
0.00% , 02/01/34 ................... 18 6,660
1.75% , 02/01/34 ................... 35 17,176
0.00% , 02/01/35 ................... 15 7,467
0.00% , 02/01/36 ................... 13 6,192
71,471
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(b)
....................... 207 146,194
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75% , 10/28/34 ................... 266 278,063
5.25% , 09/10/60 ................... 249 224,341
502,404
Uzbekistan — 0.0%
Republic of Uzbekistan
(c)
5.38% , 05/29/27 ................... EUR 165 190,543
7.85% , 10/12/28 ................... USD 200 210,300
400,843
Total Foreign Government Obligations — 1 .3%
(Cost: $ 14,706,286 ) ............................... 14,561,159
Shares
Shares
Investment Companies
(p)
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 67,626 641,768
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 419,790 22,034,777
iShares Broad USD High Yield Corporate Bond
ETF
(q) (r)
.......................... 2,297,150 84,075,690
iShares Core Dividend Growth ETF ........ 1,913,324 115,067,306
iShares International Dividend Growth ETF ... 274,766 20,678,889
Total Investment Companies — 20 .9%
(Cost: $ 234,901,732 ) .............................. 242,498,430
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.30%, 11/25/46 .......... 55 43,681

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.82%, 07/25/46 ................. USD 121 $ 105,508
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.72%, 04/25/47 ................. 145 129,554
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 ........... 23 16,592
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(c)
..... 838 814,885
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term SOFR
at 2.55% Floor + 2.55%), 6.88%, 10/25/39
(a) (c)
553 552,464
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(c) (k)
..... 1,325 1,299,754
2,962,438
Commercial Mortgage-Backed Securities — 3.8%
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.01%, 07/15/41
(a) (c)
. 80 80,000
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/34
(a) (c)
...................... 820 819,488
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.59%, 04/15/35
(a) (c)
...... 540 531,225
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,610 1,662,063
Series 2024-MAR, Class C, 7.77%, 12/10/41 470 481,673
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
08/15/39 ...................... 1,304 1,304,415
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.17%,
02/15/42 ...................... 988 966,100
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (c)
........... 100 82,096
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a) (c)
........... 170 169,788
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.14%, 10/15/35
(a) (c)
................. 946 13,717
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.69%,
06/15/41
(a) (c)
...................... 290 289,819
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(a) (c)
. 350 349,344
BPR Trust
(a)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.49%,
09/15/38 ...................... 200 198,872
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.04%,
09/15/38 ...................... 325 313,662
BX Commercial Mortgage Trust
(a)(c)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.35%,
02/15/33 ...................... 973 964,648
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.59%,
02/15/33 ...................... 571 566,903
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.69%, 02/15/33 ................. USD 460 $ 458,652
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.24%, 06/15/38 ................. 630 618,949
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.68%,
10/15/38 ...................... 714 705,521
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40 ...................... 186 186,279
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
10/15/41 ...................... 556 556,325
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39 ...................... 1,155 1,155,156
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41 ................. 740 736,295
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39 ................. 478 476,441
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... 257 256,702
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37 ................. 69 69,036
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 290 211,410
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... USD 573 572,769
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41 ...................... 352 351,494
BX Trust
(a)(c)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.42%,
05/15/35 ...................... 131 130,580
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.24%, 02/15/36 ................. 120 118,950
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 02/15/36 ................. 133 127,648
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 02/15/36 ................. 395 378,600
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.69%, 01/15/34 ................. 238 236,066
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.44%, 01/15/34 ................. 371 367,554
Series 2021-VIEW, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.04%,
06/15/36 ...................... 366 355,328
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39 ...................... 410 407,950
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.01%, 05/15/38 ................. 1,500 1,503,750

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29 ...................... USD 520 $ 516,099
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a) (c)
...................... 281 213,595
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 450 432,985
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.91%,
08/15/36 ...................... 180 179,484
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
08/15/36 ...................... 600 590,063
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.16%, 06/15/41
(a) (c)
...... 270 269,153
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (c)
................. 400 397,998
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(a) (c)
...................... 1,233 1,227,603
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(a) (c)
........... 320 318,099
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 7.55%, 11/15/38
(a) (c)
. 265 262,079
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (c)
...................... 580 592,386
Extended Stay America Trust, Series 2021-ESH,
Class F, (1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 8.14%, 07/15/38
(a) (c)
...... 194 191,815
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39
(a) (c)
...................... 1,150 1,140,656
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.13%, 08/15/39
(a) (c)
................. 180 179,944
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.01%, 05/15/41 .. 650 649,797
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 03/15/39 ................. 340 339,256
GS Mortgage Securities Corp. Trust
(a)(c)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.32%,
11/15/36 ...................... 200 197,382
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/28 ...................... 520 520,812
Series 2023-SHIP, Class E, 7.68%, 09/10/38 1,400 1,409,718
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.16%, 10/15/41
(a) (c)
................. 150 149,625
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 05/15/37
(a) (c)
. 100 99,563
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.59%, 10/15/36
(a) (c)
........... 280 276,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (c)
........... 680 691,818
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (c)
...... USD 880 $ 904,323
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.57%, 10/15/39
(a) (c)
. 1,340 1,336,650
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(c)
Series 2016-NINE, Class B, 2.95%, 09/06/38 1,000 964,566
Series 2022-OPO, Class D, 3.56%, 01/05/39 250 204,895
Series 2024-OMNI, Class A, 5.99%, 10/05/39 290 294,430
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.94%, 06/15/39
(a) (c)
. 605 601,597
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (c)
. 1,220 1,208,563
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.91%, 06/15/39
(a) (c)
................. 930 930,000
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.79%, 03/15/38
(a) (c)
........... 431 419,834
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.71%, 08/17/42
(a) (c)
...... 940 931,307
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.39%, 07/15/38
(a) (c)
. 138 135,793
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 . 160 149,277
Series 2018-MP, Class E, 4.42%, 07/11/40
(c)
238 155,085
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (c)
................. 309 309,372
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (c)
................. 910 904,313
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.60%,
08/19/35
(a) (c)
...................... 715 716,336
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(a) (c)
................. 300 298,781
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.79%, 07/15/38
(a) (c)
. 100 28,928
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/41
(a) (c)
........... 190 189,288
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 10/15/41
(a) (c)
................. 400 398,375
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.26%, 11/15/36
(a) (c)
................. 290 288,369
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(a) (c)
. 1,150 1,141,375
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.29%, 03/15/38
(a) (c)
................. 108 107,464
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(c)
........................ 260 263,519
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 5.09%, 01/15/59
(a)
... 250 242,920

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
11/15/27
(a) (c)
...................... USD 1,113 $ 1,113,829
43,860,887
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.43%,
10/15/48
(a) (c)
...................... 4,650 15,098
Total Non-Agency Mortgage-Backed Securities — 4 .1%
(Cost: $ 47,801,266 ) ............................... 46,838,423
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 1,387 69,548
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 2,460 191,059
IT Services — 0.0%
(e)
Veritas Newco ....................... 244 5,600
Veritas Newco, Series G-1 ............... 168 3,449
9,049
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc.
(e)
............... 17 3,017
Total Preferred Securities — 0.0%
(Cost: $ 283,982 ) ................................. 272,673
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (c)
................. 334 307,535
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 328,405 ) ................................. 307,535
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
501 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 97.3%
(Cost: $ 1,107,948,934 ) ............................ 1,127,734,542
Short-Term Securities
Money Market Funds — 12.5%
(p)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(t)
................... 13,304,313 13,309,635
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21% ..................... 132,155,204 132,155,204
Total Short-Term Securities — 12 .5%
(Cost: $ 145,464,438 ) .............................. 145,464,839
Total Investments Before Options Written — 109 .8%
(Cost: $ 1,253,413,372 ) ............................ 1,273,199,381
Total Options Written — (0.0) %
(Premium Received — $ (300,497) ) .................... (49,765)
Total Investments Net of Options Written — 109 .8%
(Cost: $ 1,253,112,875 ) ............................ 1,273,149,616
Liabilities in Excess of Other Assets — (9.8) % ............. (113,775,584)
Net Assets — 100.0% ...............................
$ 1,159,374,032
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $81,721, representing less than 0.05% of its net assets as of period end, and an original cost of $13,651.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(r)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,887,600 $ 11,419,316
(a)
$ — $ 2,319 $ 400 $ 13,309,635 13,304,313 $ 9,339
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 82,640,840 49,514,364
(a)
— — — 132,155,204 132,155,204 3,389,910 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 17,132,055 25,424,310 (40,500,896) (1,404,460) (9,241) 641,768 67,626 1,424,310 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 21,937,847 — — 96,930 22,034,777 419,790 80,907 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 82,729,283 — — 1,346,407 84,075,690 2,297,150 64,988 —
iShares Core Dividend Growth
ETF ................ 120,741,946 271,434,125 (282,394,875) 5,861,707 (575,597) 115,067,306 1,913,324 301,032 —
iShares International Dividend
Growth ETF .......... 31,583,334 — (12,733,751) 1,159,642 669,664 20,678,889 274,766 345,125 —
$ 5,619,208 $ 1,528,563 $ 387,963,269 $ 5,615,611 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
JPY Currency ............................................................ 337 06/16/25 $ 29,662 $ 616,490
U.S. Treasury 10-Year Note ................................................... 733 06/18/25 82,394 1,734,914
U.S. Treasury Ultra Bond ..................................................... 5 06/18/25 605 (1,571)
EURO STOXX 50 Index ..................................................... 202 06/20/25 11,762 571,403
S&P 500 E-Mini Index ....................................................... 251 06/20/25 70,117 1,284,505
U.S. Treasury 5-Year Note .................................................... 212 06/30/25 23,181 510,464
4,716,205
Short Contracts
GBP Currency ............................................................ 305 06/16/25 25,433 (658,209)
U.S. Treasury 10-Year Ultra Note ............................................... 2 06/18/25 230 153
S&P 500 E-Mini Index ....................................................... 4 06/20/25 1,117 (16,721)
(674,777)
$ 4,041,428
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 37,330,950 EUR 32,840,000 JPMorgan Chase Bank NA 05/15/25 $ 98,333
USD 53,429 GBP 40,000 Barclays Bank plc 05/15/25 120
AUD 120,000 USD 76,329 Natwest Markets plc 07/15/25 605
CAD 414,000 USD 299,995 Natwest Markets plc 07/15/25 1,458
GBP 46,000 USD 60,987 Standard Chartered Bank 07/15/25 335
NZD 146,000 USD 84,683 Standard Chartered Bank 07/15/25 2,246
SGD 11,000 USD 8,372 Standard Chartered Bank 07/15/25 86
USD 9,809 CHF 8,000 Natwest Markets plc 07/15/25 26
USD 26,009 CHF 21,000 Standard Chartered Bank 07/15/25 328
USD 132,412 EUR 116,000 Natwest Markets plc 07/15/25 375
USD 99,122 EUR 86,000 Standard Chartered Bank 07/15/25 1,232
USD 32,216 JPY 4,560,000 Natwest Markets plc 07/15/25 51
USD 3,068,669 EUR 2,694,354 Deutsche Bank AG 07/16/25 1,613
USD 231,511 EUR 203,248 HSBC Bank plc 07/16/25 148
USD 169,685 EUR 148,993 Morgan Stanley & Co. International plc 07/16/25 82
107,038
EUR 170,000 USD 193,638 Bank of America NA 05/15/25 (899)
GBP 50,000 USD 66,673 Barclays Bank plc 05/15/25 (36)
USD 8,043,193 GBP 6,080,000 Citibank NA 05/15/25 (59,812)
USD 39,893 GBP 30,000 Morgan Stanley & Co. International plc 05/15/25 (89)
USD 66,334 GBP 50,000 Natwest Markets plc 05/15/25 (303)
USD 199,564 CAD 285,000 Natwest Markets plc 06/18/25 (7,678)
CHF 4,000 USD 4,913 Natwest Markets plc 07/15/25 (21)
EUR 31,000 USD 35,309 Natwest Markets plc 07/15/25 (23)
EUR 30,000 USD 34,199 Standard Chartered Bank 07/15/25 (51)
GBP 32,000 USD 42,747 Natwest Markets plc 07/15/25 (88)
HKD 311,000 USD 40,156 Standard Chartered Bank 07/15/25 (12)
JPY 975,000 USD 6,938 Natwest Markets plc 07/15/25 (61)
KRW 30,350,000 USD 21,456 Standard Chartered Bank 07/15/25 (49)
USD 32,407 AUD 52,000 Natwest Markets plc 07/15/25 (932)
USD 79,622 CAD 110,000 Natwest Markets plc 07/15/25 (473)
USD 130,675 CAD 181,000 Standard Chartered Bank 07/15/25 (1,119)
USD 67,136 EUR 59,000 Natwest Markets plc 07/15/25 (21)
USD 91,298 GBP 70,000 Natwest Markets plc 07/15/25 (2,019)
USD 12,896 JPY 1,833,000 Natwest Markets plc 07/15/25 (34)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 61,376 JPY 8,720,000 Standard Chartered Bank 07/15/25 $ (133)
EUR 26,267 USD 29,997 Citibank NA 07/16/25 (97)
EUR 20,414 USD 23,298 Standard Chartered Bank 07/16/25 (60)
(74,010)
$ 33,028
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .............................. 37 06/20/25 USD 4,500.00 USD 20,606 $ (49,765)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 $ 1,968 $ (1,847) $ 3,815
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 121 6,129 13,252 (7,123)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 109 5,521 10,569 (5,048)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 169 (35,672) (30,118) (5,554)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 100 3,828 6,380 (2,552)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 257 28,266 33,308 (5,042)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 61 (3,732) (4,587) 855
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 63 (3,855) (4,289) 434
$ 2,453 $ 22,668 $ (20,215)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 400 $ (3,778) $ (1,204) $ (2,574)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 2,375 47,460 (5,538) 52,998
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 500 (3,926) (1,480) (2,446)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 $ (14,567) $ (8,436) $ (6,131)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 (24,268) (8,603) (15,665)
$ 921 $ (25,261) $ 26,182
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 115,794,365 $ — $ 115,794,365
Common Stocks
Aerospace & Defense .................................... 2,002,968 2,687,584 — 4,690,552
Automobile Components .................................. 579,485 1,165,222 — 1,744,707
Automobiles .......................................... 9,138 1,469,304 — 1,478,442
Banks ............................................... 5,883,344 11,569,002 12 17,452,358
Beverages ........................................... 1,396,985 1,488,289 — 2,885,274
Biotechnology ......................................... 1,279,209 — — 1,279,209
Broadline Retail ........................................ 630,456 — — 630,456
Building Products ....................................... 1,007,981 938,375 — 1,946,356
Capital Markets ........................................ 3,850,565 337,482 — 4,188,047
Chemicals ............................................ 1,290,623 2,089,914 — 3,380,537
Commercial Services & Supplies ............................. 1,647,031 822,804 66,892 2,536,727

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ 651,627 $ 560,712 $ — $ 1,212,339
Construction & Engineering ................................ 148,548 3,964,971 — 4,113,519
Construction Materials .................................... 77,650 2,135,531 — 2,213,181
Consumer Finance ...................................... 486,882 — — 486,882
Consumer Staples Distribution & Retail ........................ 3,141,885 2,153,686 — 5,295,571
Containers & Packaging .................................. 1,008,064 — — 1,008,064
Distributors ........................................... 392,643 — — 392,643
Diversified REITs ....................................... 931,933 1,619,772 — 2,551,705
Diversified Telecommunication Services ........................ 1,248,686 2,645,165 — 3,893,851
Electric Utilities ........................................ 6,204,612 1,526,857 — 7,731,469
Electrical Equipment ..................................... 1,340,983 254,626 — 1,595,609
Electronic Equipment, Instruments & Components ................. 1,141,078 816,529 — 1,957,607
Energy Equipment & Services .............................. 1,070,886 — — 1,070,886
Entertainment ......................................... 315,571 — — 315,571
Financial Services ...................................... 1,827,585 — 166,648 1,994,233
Food Products ......................................... 544,971 1,956,253 — 2,501,224
Gas Utilities ........................................... 55,899 119,183 — 175,082
Ground Transportation ................................... 1,743,719 88,950 — 1,832,669
Health Care Equipment & Supplies ........................... 1,745,351 985,182 — 2,730,533
Health Care Providers & Services ............................ 5,024,255 178,825 — 5,203,080
Health Care REITs ...................................... 3,529,720 565,819 — 4,095,539
Hotel & Resort REITs .................................... — 310,058 — 310,058
Hotels, Restaurants & Leisure .............................. 1,024,861 574,551 — 1,599,412
Household Durables ..................................... 193,180 926,063 — 1,119,243
Household Products ..................................... 1,043,372 1,075,797 — 2,119,169
Independent Power and Renewable Electricity Producers ............ 139,941 — — 139,941
Industrial Conglomerates .................................. — 828,784 — 828,784
Industrial REITs ........................................ 2,781,743 1,722,927 — 4,504,670
Insurance ............................................ 4,032,745 4,623,978 — 8,656,723
Interactive Media & Services ............................... 3,743,263 — — 3,743,263
IT Services ........................................... 1,855,347 713,979 65,697 2,635,023
Leisure Products ....................................... 238,253 — — 238,253
Machinery ............................................ 2,215,949 3,908,120 — 6,124,069
Media ............................................... 1,845,372 114,251 — 1,959,623
Metals & Mining ........................................ 122,023 411,585 — 533,608
Multi-Utilities .......................................... 2,596,270 1,283,586 — 3,879,856
Office REITs .......................................... 1,062,315 — — 1,062,315
Oil, Gas & Consumable Fuels ............................... 4,099,290 2,873,770 5 6,973,065
Passenger Airlines ...................................... — 293,608 — 293,608
Personal Care Products .................................. — 1,478,988 — 1,478,988
Pharmaceuticals ....................................... — 9,524,916 — 9,524,916
Professional Services .................................... 2,418,265 1,520,911 — 3,939,176
Real Estate Management & Development ....................... — 2,265,339 1 2,265,340
Residential REITs ....................................... 1,673,382 609,320 — 2,282,702
Retail REITs .......................................... 3,224,083 1,092,072 — 4,316,155
Semiconductors & Semiconductor Equipment .................... 3,609,472 2,424,986 — 6,034,458
Software ............................................. 6,424,287 222,427 — 6,646,714
Specialized REITs ...................................... 9,087,419 780,634 — 9,868,053
Specialty Retail ........................................ 1,579,205 1,402,397 — 2,981,602
Technology Hardware, Storage & Peripherals .................... 1,092,314 1,459,757 — 2,552,071
Textiles, Apparel & Luxury Goods ............................ 260,132 761,302 — 1,021,434
Tobacco ............................................. — 554,977 — 554,977
Trading Companies & Distributors ............................ — 4,504,585 — 4,504,585
Transportation Infrastructure ............................... 211,096 2,103,146 17,955 2,332,197
Water Utilities ......................................... 204,890 668,714 — 873,604
Wireless Telecommunication Services ......................... 262,261 — — 262,261
Corporate Bonds
Aerospace & Defense .................................... — — — —
Automobile Components .................................. — 983,217 — 983,217
Automobiles .......................................... — 794,485 — 794,485
Banks ............................................... — 5,852,541 — 5,852,541
Biotechnology ......................................... — 342,117 — 342,117
Broadline Retail ........................................ — 457,651 — 457,651
Building Products ....................................... — 461,783 — 461,783
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 1,118,916 $ — $ 1,118,916
Chemicals ............................................ — 3,810,473 — 3,810,473
Commercial Services & Supplies ............................. — 1,443,383 — 1,443,383
Construction & Engineering ................................ — 781,353 — 781,353
Consumer Staples Distribution & Retail ........................ — 1,016,290 — 1,016,290
Containers & Packaging .................................. — 1,323,451 — 1,323,451
Diversified Consumer Services .............................. — 345,912 — 345,912
Diversified Telecommunication Services ........................ — 2,961,255 — 2,961,255
Electric Utilities ........................................ — 1,278,199 — 1,278,199
Electrical Equipment ..................................... — 109,130 — 109,130
Energy Equipment & Services .............................. — 271,507 — 271,507
Entertainment ......................................... — 550,206 — 550,206
Financial Services ...................................... — 2,237,536 — 2,237,536
Food Products ......................................... — 508,819 — 508,819
Ground Transportation ................................... — 2,596,953 — 2,596,953
Health Care Providers & Services ............................ — 420,360 — 420,360
Health Care REITs ...................................... — 172,456 — 172,456
Hotels, Restaurants & Leisure .............................. — 2,585,566 — 2,585,566
Household Durables ..................................... — 348,047 — 348,047
Independent Power and Renewable Electricity Producers ............ — 422,730 — 422,730
Insurance ............................................ — 720,051 — 720,051
IT Services ........................................... — 1,385,955 — 1,385,955
Machinery ............................................ — 956,449 — 956,449
Marine Transportation .................................... — 162,069 — 162,069
Media ............................................... — 1,747,422 — 1,747,422
Metals & Mining ........................................ — 1,247,017 — 1,247,017
Multi-Utilities .......................................... — 173,097 — 173,097
Oil, Gas & Consumable Fuels ............................... — 3,467,995 — 3,467,995
Paper & Forest Products .................................. — 817,813 — 817,813
Passenger Airlines ...................................... — 436,113 — 436,113
Personal Care Products .................................. — 150,038 — 150,038
Pharmaceuticals ....................................... — 1,164,028 — 1,164,028
Professional Services .................................... — 87,272 — 87,272
Real Estate Management & Development ....................... — 1,917,037 — 1,917,037
Software ............................................. — 1,401,054 — 1,401,054
Specialty Retail ........................................ — 1,185,998 — 1,185,998
Textiles, Apparel & Luxury Goods ............................ — 258,518 — 258,518
Transportation Infrastructure ............................... — 347,348 5,371 352,719
Water Utilities ......................................... — 3,546 — 3,546
Wireless Telecommunication Services ......................... — 4,082,159 — 4,082,159
Equity-Linked Notes ...................................... — 307,553,687 — 307,553,687
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 39,966 — 39,966
Health Care Technology .................................. — 182,785 — 182,785
Media ............................................... — 101,455 — 101,455
Software ............................................. — — 331,945 331,945
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,761,987 — 4,761,987
Automobile Components .................................. — 2,468,612 — 2,468,612
Automobiles .......................................... — — 275,324 275,324
Beverages ........................................... — 583,669 — 583,669
Biotechnology ......................................... — 581,072 — 581,072
Broadline Retail ........................................ — 958,258 81,518 1,039,776
Building Products ....................................... — 1,873,491 — 1,873,491
Capital Markets ........................................ — 3,698,561 132,502 3,831,063
Chemicals ............................................ — 4,464,131 305,569 4,769,700
Commercial Services & Supplies ............................. — 6,925,608 740,453 7,666,061
Communications Equipment ................................ — 410,638 — 410,638
Construction & Engineering ................................ — 1,414,903 — 1,414,903
Construction Materials .................................... — 2,672,283 — 2,672,283
Consumer Staples Distribution & Retail ........................ — 452,272 — 452,272
Containers & Packaging .................................. — 2,198,658 — 2,198,658
Distributors ........................................... — 150,026 — 150,026
Diversified Consumer Services .............................. — 1,968,483 — 1,968,483
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ — $ 273,467 $ — $ 273,467
Diversified Telecommunication Services ........................ — 3,332,965 182,365 3,515,330
Electric Utilities ........................................ — 615,759 — 615,759
Electrical Equipment ..................................... — 231,130 — 231,130
Electronic Equipment, Instruments & Components ................. — 442,450 380,806 823,256
Energy Equipment & Services .............................. — 98,722 — 98,722
Entertainment ......................................... — 4,690,306 — 4,690,306
Financial Services ...................................... — 7,413,421 — 7,413,421
Food Products ......................................... — 1,595,438 172,818 1,768,256
Gas Utilities ........................................... — 250,092 — 250,092
Ground Transportation ................................... — 1,360,850 — 1,360,850
Health Care Equipment & Supplies ........................... — 779,255 — 779,255
Health Care Providers & Services ............................ — 5,065,881 285,889 5,351,770
Health Care Technology .................................. — 2,816,410 121,731 2,938,141
Hotels, Restaurants & Leisure .............................. — 8,713,380 446,947 9,160,327
Household Durables ..................................... — 1,466,231 — 1,466,231
Independent Power and Renewable Electricity Producers ............ — 881,076 — 881,076
Industrial Conglomerates .................................. — 1,167,460 — 1,167,460
Insurance ............................................ — 8,115,003 230,780 8,345,783
Interactive Media & Services ............................... — 413,822 — 413,822
IT Services ........................................... — 6,643,739 409,892 7,053,631
Leisure Products ....................................... — 86,632 — 86,632
Life Sciences Tools & Services .............................. — 378,649 — 378,649
Machinery ............................................ — 6,650,818 94,184 6,745,002
Media ............................................... — 2,298,101 91,144 2,389,245
Multi-Utilities .......................................... — 846,115 — 846,115
Oil, Gas & Consumable Fuels ............................... — 1,322,814 — 1,322,814
Passenger Airlines ...................................... — 1,817,406 — 1,817,406
Pharmaceuticals ....................................... — 1,857,192 — 1,857,192
Professional Services .................................... — 4,983,949 541,896 5,525,845
Real Estate Management & Development ....................... — 54,415 — 54,415
Semiconductors & Semiconductor Equipment .................... — 842,690 — 842,690
Software ............................................. — 14,420,858 1,270,524 15,691,382
Specialty Retail ........................................ — 966,321 — 966,321
Trading Companies & Distributors ............................ — 1,475,459 196,414 1,671,873
Transportation Infrastructure ............................... — 1,229,257 102,344 1,331,601
Wireless Telecommunication Services ......................... — 513,683 — 513,683
Foreign Agency Obligations ................................. — 3,840,627 — 3,840,627
Foreign Government Obligations .............................. — 14,561,159 — 14,561,159
Investment Companies .................................... 242,498,430 — — 242,498,430
Non-Agency Mortgage-Backed Securities ........................ — 46,838,423 — 46,838,423
Preferred Securities ....................................... — 272,673 — 272,673
U.S. Government Sponsored Agency Securities .................... — 307,535 — 307,535
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 145,464,839 — — 145,464,839
Unfunded Floating Rate Loan Interests
(a)
........................... — 499 — 499
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (533) (348) (881)
$ 497,214,332 $ 769,267,389 $ 6,717,278 $ 1,273,198,999
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 5,104 $ — $ 5,104
Equity contracts ........................................... 1,284,505 571,403 — 1,855,908
Foreign currency exchange contracts ............................ 616,490 107,038 — 723,528
Interest rate contracts ....................................... 2,245,531 52,998 — 2,298,529
Liabilities
Credit contracts ........................................... — (25,319) — (25,319)
Equity contracts ........................................... (66,486) — — (66,486)
Foreign currency exchange contracts ............................ (658,209) (74,010) — (732,219)
Interest rate contracts ....................................... (1,571) (26,816) — (28,387)
$ 3,420,260 $ 610,398 $ — $ 4,030,658
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Dynamic High Income Portfolio

(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate